UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2009	(1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG Essex Large Cap Growth Fund - March 31, 2009 (unaudited)

Security Description	Shares		Value
Common Stocks - 97.3%
Consumer Discretionary - 9.6%
Apollo Group, Inc., Class A*	11,690		$915,678
Kohl’s Corp.*	23,713		1,003,534
TJX Cos., Inc., The	24,875		637,795
Total Consumer Discretionary			2,557,007
Consumer Staples - 6.5%
Colgate-Palmolive Co.	6,507		383,783
CVS Caremark Corp.	17,637		484,841
Procter & Gamble Co., The	6,847		322,425
Wal-Mart Stores, Inc.	10,082		525,272
Total Consumer Staples			1,716,321
Energy - 6.7%
Anadarko Petroleum Corp.	12,386		481,692
Southwestern Energy Co.*	25,384		753,651
Transocean, Ltd.*	9,433		555,038
Total Energy			1,790,381
Financials - 8.5%
ACE, Ltd.	5,674		229,230
Berkshire Hathaway, Inc., Class B*	93		262,260
Charles Schwab Corp., The	30,827		477,818
Goldman Sachs Group, Inc.	7,615		807,342
PartnerRe, Ltd.	5,652		350,820
State Street Corp.	4,422		136,109
Total Financials			2,263,579
Health Care - 20.1%
Abbott Laboratories Co.	20,346		970,504
Amgen, Inc.*	4,656		230,565
Baxter International, Inc.	15,343		785,868
Celgene Corp.*	14,319	[2]	635,764
Gilead Sciences, Inc.*	16,582		768,078
Medco Health Solutions, Inc.*	11,502		475,493
Shire Pharmaceuticals PLC	10,665		383,300
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	17,101		770,400
Vertex Pharmaceuticals, Inc.*	12,123		348,294
Total Health Care			5,368,266
Industrials - 8.5%
Aecom Technology Corp.*	17,112		446,281
Delta Air Lines, Inc.*	38,238		215,280
Quanta Services, Inc.*	33,530		719,218
SunPower Corp., Class B*	9,914		196,297
URS Corp.*	17,229		696,224
Total Industrials			2,273,300
Information Technology - 26.3%
Apple, Inc.*	10,364		1,089,465
ASML Holding, N.V.	25,826		452,213
Cisco Systems, Inc.*	48,655		815,944
EMC Corp.*	42,516		484,682
Google, Inc.*	2,192		762,948
International Business Machines Corp.	6,790		657,883
Marvell Technology Group, Ltd.*	37,328		341,924
McAfee, Inc.*	16,542		554,157
Microsoft Corp.	40,118		736,968
Nvidia Corp.*	19,605		193,305
QUALCOMM, Inc.	23,621		919,094
Total Information Technology			7,008,583

Managers AMG Essex Large Cap Growth Fund - March 31, 2009 (unaudited)

Security Description	Shares	Value
Materials - 6.9%
Agnico-Eagle Mines, Ltd.	5,575	$317,329
Freeport McMoRan Copper & Gold, Inc., Class B	10,394	396,115
Goldcorp, Inc.	8,532	284,286
Mosaic Co., The,	8,403	352,758
Potash Corp. of Saskatchewan, Inc.	6,158	497,628
Total Materials		1,848,116
Telecommunication Services - 4.2%
MetroPCS Communications, Inc.*	37,252	636,264
NII Holdings, Inc., Class B*	32,808	492,120
Total Telecommunication Services		1,128,384
Total Common Stocks (cost $29,115,571)		25,953,937
Other Investment Companies - 3.3% [1]
BNY Institutional Cash Reserves Fund, Series B*[3,9]	119,397	14,328
BNY Institutional Cash Reserves Fund, Series C*[3,10]	60,187	60,187
Dreyfus Cash Management Fund, Institutional Class Shares, 0.74% [11]	790,056	790,056
Total Other Investment Companies (cost $969,640)		864,571
Total Investments - 100.6% (cost $30,085,211)		26,818,508
Other Assets, less Liabilities - (0.6)%		(150,901)
Net Assets - 100.0%		$26,667,607

Managers Special Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares		Value
Common Stocks - 95.9%
Consumer Discretionary - 17.6%
99 Cents Only Stores*	347,260		$3,208,682
Aaron Rents, Inc.	36,838		982,101
Aeropostale, Inc.*	42,585		1,131,058
American Eagle Outfitters, Inc.	73,960		905,270
American Public Education, Inc.*	72,615		3,054,187
ArvinMeritor, Inc.	30,361		23,985
ATC Technology Corp.*	11,400		127,680
Bally Technologies, Inc.*	30,200		556,284
Big 5 Sporting Goods Corp.	35,100		206,037
Big Lots, Inc.*	125,000		2,597,500
BJ’s Restaurants, Inc.*	60,600		842,946
Blount International, Inc.*	17,785		82,167
Blue Nile, Inc.*	14,946	[2]	450,622
Buckle, Inc., The	56,991		1,819,723
Buffalo Wild Wings, Inc.*	8,791		321,575
Capella Education Co.*	52,697		2,792,941
Carter’s, Inc.*	21,308		400,803
CEC Entertainment, Inc.*	24,136		624,640
Chico’s FAS, Inc.*	146,368		785,996
Chipotle Mexican Grill, Inc.*	22,260	[2]	1,477,619
Chipotle Mexican Grill, Inc., Class B*	12,828		735,173
Citi Trends, Inc.*	2,415		55,279
CKE Restaurants, Inc.	72,983		613,057
Corinthian Colleges, Inc.*	82,684		1,608,204
Cracker Barrel Old Country Store, Inc.	24,121		690,825
Ctrip.com International, Ltd.	23,900	[2]	654,860
Deckers Outdoor Corp.*	1,193		63,277
DeVry, Inc.	55,923		2,694,370
Dick’s Sporting Goods, Inc.*	27,718		395,536
Dress Barn, Inc., The*	22,000		270,380
Drew Industries, Inc.*	9,600		83,328
Fossil, Inc.*	40,299		632,694
Fuel Systems Solutions, Inc.*	18,351		247,371
Gildan Activewear, Inc., Class A*	47,500	[2]	384,750
Grand Canyon Education, Inc.*	70,320		1,213,723
Gymboree Corp.*	24,700		527,345
Hawk Corp., Class A*	3,861		44,595
hhgregg, Inc.*	27,733		392,422
Hillenbrand, Inc.	42,372		678,376
Hot Topic, Inc.*	73,840		826,270
ITT Educational Services, Inc.*	9,300		1,129,206
J. Crew Group, Inc.*	15,900	[2]	209,562
Jo-Ann Stores, Inc.*	17,547		286,718
Jos. A. Bank Clothiers, Inc.*	17,990		500,302
K12, Inc.*	34,379		477,868
Lululemon Athletica, Inc.*	80,285	[2]	695,268
Lumber Liquidators, Inc.*	31,713		404,341
MarineMax, Inc.*	24,700		48,412
Matthews International Corp.	1,725		49,697
McCormick & Schmick’s Seafood Restaurants, Inc.*	34,900		136,808
Monro Muffler Brake, Inc.	80,500		2,200,065
Netflix, Inc.*	24,983	[2]	1,072,270

Managers Special Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares		Value
Consumer Discretionary - 17.6% (continued)
Orient-Express Hotels, Ltd.	202,048		$828,397
Panera Bread Co., Class A*	53,367	[2]	2,983,215
Papa John’s International, Inc.*	22,900		523,723
Penn National Gaming, Inc.*	31,400		758,310
PetMed Express, Inc.*	96,853		1,596,137
Polaris Industries, Inc.	24,000	[2]	514,560
Prestige Brands Holdings, Inc.*	95,200		493,136
Saks, Inc.*	650,000		1,215,500
Sally Beauty Holdings, Inc.*	19,907		113,072
Sonic Corp.*	21,200		212,424
Steven Madden, Ltd.*	48,780		916,088
Strayer Education, Inc.	2,729	[2]	490,865
Texas Roadhouse, Inc., Class A*	105,150		1,002,080
Tractor Supply Co.*	4,328		156,068
True Religion Apparel, Inc.*	33,783		398,977
Under Armour, Inc., Class A*	15,000	[2]	246,450
Warnaco Group, Inc., The*	25,100		602,400
Westport Innovations, Inc.*	117,860		590,479
WMS Industries, Inc.*	28,290	[2]	591,544
Total Consumer Discretionary			56,647,593
Consumer Staples - 3.6%
American Italian Pasta Co.*	58,470	[2]	2,035,341
B&G Foods, Inc.	66,500		345,800
Calavo Growers, Inc.	36,808		442,432
Casey’s General Stores, Inc.	26,661		710,782
Chattem, Inc.*	4,701		263,491
Diamond Foods, Inc.	19,257		537,848
Great Atlantic & Pacific Tea Co.*	27,982		148,584
Green Mountain Coffee Roasters, Inc.*	30,971	[2]	1,486,608
Hansen Natural Corp.*	30,300	[2]	1,090,800
Lancaster Colony Corp.	15,600	[2]	647,088
Nash Finch Co.	9,264		260,226
TreeHouse Foods, Inc.*	78,470		2,259,152
United Natural Foods, Inc.*	36,794		697,982
USANA Health Sciences, Inc.*	7,920		177,091
Zhongpin, Inc.*	64,381		571,703
Total Consumer Staples			11,674,928
Energy - 4.9%
Arena Resources, Inc.*	62,760		1,599,125
Bill Barrett Corp.*	21,200		471,488
Bristow Group, Inc.*	5,300		113,579
CARBO Ceramics, Inc.	30,877	[2]	878,142
Clean Energy Fuels Corp.*	76,000	[2]	462,840
Core Laboratories, N.V.	36,830	[2]	2,694,483
Dril-Quip, Inc.*	28,400		871,880
Encore Acquisition Co.*	26,901		625,986
EXCO Resources, Inc.*	121,805		1,218,050
Goodrich Petroleum Corp.*	47,380		917,277
Key Energy Services, Inc.*	18,200		52,416
Oceaneering International, Inc.*	75,954		2,800,423
Plains Exploration & Production Co.*	62,508		1,077,013
Quicksilver Resources, Inc.*	76,300	[2]	422,702
Tesoro Corp.	52,400	[2]	705,828

Managers Special Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares		Value
Energy - 4.9% (continued)
Tidewater, Inc.	19,300		$716,609
Total Energy			15,627,841
Financials - 8.1%
Amtrust Financial Services, Inc.	32,973		314,892
Aspen Insurance Holdings, Ltd.	13,400		300,964
Bank of the Ozarks, Inc.	17,782		410,409
BOK Financial Corp.	64,614		2,232,414
Community Bank System, Inc.	41,400		693,450
Cowen Group, Inc.*	27,753		135,157
Delphi Financial Group, Inc., Class A	20,050		269,873
Eaton Vance Corp.	38,400	[2]	877,440
eHealth, Inc.*	43,416		695,090
EZCORP, Inc., Class A*	40,176		464,836
Financial Federal Corp.	16,900		357,942
First Cash Financial Services, Inc.*	32,440		484,005
Glacier Bancorp, Inc.	30,900	[2]	485,439
Greenhill & Co., Inc.	11,970	[2]	883,984
Hanover Insurance Group, Inc.	12,400		357,368
Harleysville Group, Inc.	18,025	[2]	573,375
HCC Insurance Holdings, Inc.	9,200		231,748
Horace Mann Educators Corp.	66,500		556,605
KBW, Inc.*	46,400		944,240
Knight Capital Group, Inc., Class A*	50,039		737,575
Lazard, Ltd., Class A	50,065		1,471,911
Life Partners Holdings, Inc.	35,421		604,282
National Western Life Insurance Co., Class A	10,371		1,171,923
Penson Worldwide, Inc.*	23,000		147,890
Prosperity Bancshares, Inc.	12,500		341,875
PS Business Parks, Inc.	11,300		416,405
RAM Holdings, Ltd.*	41,200		10,300
Reinsurance Group of America, Inc.	15,200		492,328
Saul Centers, Inc.	12,400		284,828
SeaBright Insurance Holdings, Inc.*	35,335		369,604
Signature Bank*	89,590		2,529,127
South Financial Group, Inc., The	175,000		192,500
SVB Financial Group*	112,543	[2]	2,251,985
Texas Capital Bancshares, Inc.*	70,480		793,605
Tower Group, Inc.	26,900		662,547
TradeStation Group, Inc.*	37,900		250,140
UMB Financial Corp.	20,000		849,800
United PanAm Financial Corp.*	14,700		21,315
Validus Holdings, Ltd.	16,000		378,880
Westwood Holdings Group, Inc.	16,800		656,712
World Acceptance Corp.*	11,149		190,648
Total Financials			26,095,411
Health Care - 19.2%
Acorda Therapeutics, Inc.*	34,789		689,170
Alexion Pharmaceuticals, Inc.*	43,700		1,645,742
Alkermes, Inc.*	59,457		721,213
Alliance Imaging, Inc.*	34,800		236,640
Almost Family, Inc.*	10,798		206,134
Amedisys, Inc.*	43,105		1,184,956
American Medical Systems Holdings, Inc.*	85,348		951,630

Managers Special Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares		Value
Health Care - 19.2% (continued)
AmSurg Corp.*	20,400		$323,340
athenahealth, Inc.*	65,777		1,585,883
CardioNet, Inc.*	52,187		1,464,367
Charles River Laboratories International, Inc.*	56,960		1,549,882
Chemed Corp.	26,576		1,033,806
Computer Programs & Systems, Inc.	44,324		1,474,659
Covance, Inc.*	8,600		306,418
Cubist Pharmaceuticals, Inc.*	30,900	[2]	505,524
Cyberonics, Inc.*	87,915		1,166,632
DexCom, Inc.*	150,591		623,447
Dionex Corp.*	15,600		737,100
Emergency Medical Services Corp., Class A*	20,568		645,630
eResearch Technology, Inc.*	100,000		526,000
Eurand N.V.*	68,000		757,520
Five Star Quality Care, Inc.*	81,272		84,523
Genomic Health, Inc.*	23,385	[2]	570,126
Genoptix, Inc.*	53,672		1,464,172
Gen-Probe, Inc.*	58,670		2,674,179
Gentiva Health Services, Inc.*	45,236		687,587
Haemonetics Corp.*	12,835		706,952
HealthExtras, Inc.*	37,800		749,196
HealthSouth Corp.*	35,450		314,796
HMS Holdings Corp.*	123,054	[2]	4,048,476
ICON PLC*	35,630		575,424
Illumina, Inc.*	37,861	[2]	1,409,944
Immucor, Inc.*	83,279		2,094,467
InterMune, Inc.*	38,298		629,619
inVentiv Health, Inc.*	3,867		31,555
Kendle International, Inc.*	9,264		194,173
Kensey Nash Corp.*	47,699		1,014,558
LHC Group, Inc.*	49,250		1,097,290
Luminex Corp.*	82,418		1,493,414
Martek Biosciences Corp.*	34,500		629,625
Masimo Corp.*	95,200		2,758,896
Matrixx Initiatives, Inc.*	39,634		649,998
MedAssets, Inc.*	36,103		514,468
Medicis Pharmaceutical Corp.	103,834		1,284,427
Meridian Bioscience, Inc.	32,700		592,524
Myriad Genetics, Inc.*	24,000		1,091,280
Noven Pharmaceuticals, Inc.*	113,407		1,075,098
NuVasive, Inc.*	16,470	[2]	516,829
Odyssey HealthCare, Inc.*	65,400		634,380
Onyx Pharmaceuticals, Inc.*	25,255		721,030
OSI Pharmaceuticals, Inc.*	56,300	[2]	2,154,038
Owens & Minor, Inc.	16,000		530,080
Phase Forward, Inc.*	110,423		1,412,310
Questcor Pharmaceuticals, Inc.*	202,090	[2]	994,283
Quidel Corp.*	73,545		678,085
Steris Corp.	21,100		491,208
Sun Healthcare Group, Inc.*	176,799		1,492,184
SXC Health Solutions Corp.*	20,306		437,391
Synovis Life Technologies, Inc.*	21,835		302,196
Thoratec Corp*	78,943	[2]	2,028,046

Managers Special Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares		Value
Health Care - 19.2% (continued)
United Therapeutics Corp.*	7,200		$475,848
VNUS Medical Technologies, Inc.*	62,658		1,332,736
Volcano Corp.*	40,000		582,000
Total Health Care			61,555,104
Industrials - 13.7%
AAR Corp.*	129,662		1,625,961
Acco Brands Corp.*	120,400		117,992
Acuity Brands, Inc.	22,900	[2]	516,166
Allegiant Travel Co.*	27,952		1,270,698
Altra Holdings, Inc.*	12,500		48,500
American Commercial Lines, Inc.*	126,110		399,769
American Science & Engineering, Inc.	24,414		1,362,301
American Superconductor Corp.*	91,019	[2]	1,575,539
Applied Signal Technology, Inc.	66,215		1,339,529
Axsys Technologies, Inc.*	5,953		250,264
Baldor Electric Co.	7,800		113,022
BE Aerospace, Inc.*	18,300		158,661
Beacon Roofing Supply, Inc.*	106,766		1,429,597
Brady Corp.	10,900		192,167
CAI International, Inc.*	24,100		68,203
CBIZ, Inc.*	71,503		498,376
Chart Industries, Inc.*	29,000		228,520
CIRCOR International, Inc.	25,800		581,016
Clean Harbors, Inc.*	18,500		888,000
Colfax Corp.*	90,161		619,406
Consolidated Graphics, Inc.*	18,840		239,645
Copart, Inc.*	38,460		1,140,724
Cornell Companies, Inc.*	51,515		843,301
Corporate Executive Board Co.	7,279		105,546
CRA International, Inc.*	23,600		445,568
Crane Co.	9,700		163,736
Deluxe Corp.	54,200		521,946
DXP Enterprises, Inc.*	10,933		112,938
DynCorp International, Inc.*	98,309		1,310,459
EMCOR Group, Inc.*	31,300		537,421
Energy Conversion Devices, Inc.*	37,858	[2]	502,376
Energy Recovery, Inc.*	85,900		652,840
EnerNOC, Inc.*	131,325		1,909,466
EnerSys*	52,400		635,088
Exponent, Inc.*	22,595		572,331
Force Protection, Inc.*	64,229		308,299
Franklin Electric Co., Inc.	7,507		166,130
FTI Consulting, Inc.*	25,800	[2]	1,276,584
Genesee & Wyoming, Inc., Class A*	30,348		644,895
Geo Group, Inc., The*	89,780		1,189,585
GrafTech International, Ltd.*	73,500		452,760
Heidrick & Struggles International, Inc.	13,300		235,942
Herman Miller, Inc.	17,800		189,748
Hexcel Corp.*	121,200		796,284
Huron Consulting Group, Inc.*	40,230		1,706,959
IDEX Corp.	2,600		56,862
II-VI, Inc.*	23,081		396,532
Knoll, Inc.	81,800		501,434

Managers Special Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares		Value
Industrials - 13.7% (continued)
Marten Transport, Ltd.*	33,400		$623,912
Michael Baker Corp.*	12,886		335,036
Middleby Corp., The*	30,560		991,061
MYR Group, Inc.*	89,285		1,361,596
NCI Building Systems, Inc.*	10,700		23,754
Pike Electric Corp.*	75,973		702,750
Powell Industries, Inc.*	22,294		787,201
RBC Bearings, Inc.*	25,500		389,640
Resources Connection, Inc.*	25,700		387,556
Ritchie Bros. Auctioneers, Inc.	24,880		462,519
Robert Half International, Inc.	33,921	[2]	604,811
SkyWest, Inc.	11,760		146,294
Spherion Corp.*	69,600		144,768
Stanley, Inc.*	25,539		648,435
SunPower Corp., Class B*	26,081		516,404
Teleflex, Inc.	6,700		261,903
Triumph Group, Inc.	51,808		1,979,066
UAL Corp.*	26,968		120,817
Wabtec Corp.	76,300		2,012,793
Watson Wyatt & Co.	12,000		592,440
Total Industrials			43,991,842
Information Technology - 25.3%
3PAR, Inc.*	91,082	[2]	598,409
ACI Worldwide, Inc.*	36,336		681,300
Acxiom Corp.	62,375		461,575
ADC Telecommunications, Inc.*	24,500		107,555
Advent Software, Inc.*	21,472		715,232
Arcsight, Inc.*	50,322		642,612
Ariba, Inc.*	257,013		2,243,723
Arris Group, Inc.*	37,500		276,375
Aruba Networks, Inc.*	228,928		718,834
AsiaInfo Holdings, Inc.*	57,165		963,230
Atheros Communications, Inc.*	54,922	[2]	805,157
ATMI, Inc.*	29,247		451,281
Bankrate, Inc.*	42,798		1,067,810
Benchmark Electronics, Inc.*	73,750		826,000
Blackboard, Inc.*	26,300		834,762
Broadridge Financial Solutions, Inc.	44,400		826,284
Brocade Communications Systems, Inc.*	52,193		180,066
CACI International, Inc., Class A*	21,400		780,886
Cavium Networks, Inc.*	59,283		684,126
Checkpoint Systems, Inc.*	267,300		2,397,681
Ciena Corp.*	35,174	[2]	273,654
Comtech Telecommunications Corp.*	1,008		24,968
Concur Technologies, Inc.*	10,100		193,819
Constant Contact, Inc.*	47,584	[2]	665,700
CSG Systems International, Inc.*	104,458		1,491,660
CyberSource Corp.*	63,090		934,363
Data Domain, Inc.*	74,034	[2]	930,607
Digital River, Inc.*	21,800		650,076
Diodes, Inc.*	42,800		454,108
EarthLink, Inc.*	7,678		50,444
Equinix, Inc.*	49,330		2,769,881

Managers Special Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares		Value
Information Technology - 25.3% (continued)
Euronet Worldwide, Inc.*	13,900		$181,534
F5 Networks, Inc.*	27,355		573,087
FARO Technologies, Inc.*	9,700		130,368
GSI Commerce, Inc.*	72,800		953,680
Harris Stratex Networks, Inc.*	18,522		71,310
Infinera Corp.*	10,084		74,622
Informatica Corp.*	60,501		802,243
InterDigital, Inc./PA*	18,500		477,670
IPG Photonics Corp.*	31,473		265,003
Itron, Inc.*	8,200	[2]	388,270
J2 Global Communications, Inc.*	30,427		666,047
Knot, Inc., The*	38,783		318,021
Littelfuse, Inc.*	7,500		82,425
Loop Net, Inc.*	86,500	[2]	525,920
Macrovision Solutions Corp.*	91,520		1,628,141
ManTech International Corp., Class A*	52,476		2,198,744
MAXIMUS, Inc.	16,400		653,704
MEMC Electronic Materials, Inc.*	56,000		923,440
MercadoLibre, Inc.*	40,900		758,695
Monolithic Power Systems, Inc.*	129,692		2,010,226
Multi-Fineline Electronix, Inc.*	79,649		1,341,289
NCI, Inc., Class A*	37,390		972,140
Netezza Corp.*	112,826		767,217
NetLogic Microsystems, Inc.*	151,204		4,155,086
Netscout Systems, Inc.*	76,853		550,267
NetSuite, Inc.*	153,897		1,732,880
NeuStar, Inc., Class A*	20,500		343,375
Neutral Tandem, Inc.*	28,547		702,542
NICE Systems, Ltd.*	41,080		1,021,249
NVE Corp.*	11,989		345,403
Omniture, Inc.*	53,700		708,303
ON Semiconductor Corp.*	57,651		224,839
Parametric Technology Corp.*	144,985		1,446,950
Pegasystems, Inc.	38,642		717,582
Perot Systems Corp.*	20,810		268,033
Polycom, Inc.*	14,768		227,280
Power Integrations, Inc.	13,119		225,647
Quality Systems, Inc.	22,300		1,009,075
Rackspace Hosting, Inc.*	146,230		1,095,263
RightNow Technologies, Inc.*	75,788		573,715
Riverbed Technology, Inc.*	82,573		1,080,055
Rudolph Technologies, Inc.*	18,300		55,449
S1 Corp.*	199,207		1,025,916
Shanda Interactive Entertainment, Ltd.*	29,100	[2]	1,150,323
Silicon Laboratories, Inc.*	37,200		982,080
Solera Holdings, Inc.*	149,808		3,712,242
Starent Networks Corp.*	43,908		694,185
Super Micro Computer, Inc.*	18,400		90,528
Sybase, Inc.*	29,800	[2]	902,642
Synaptics, Inc.*	94,265		2,522,531
Synchronoss Technologies, Inc.*	62,346		764,362
SYNNEX Corp.*	15,900		312,753
Synopsys, Inc.*	53,063		1,099,996

Managers Special Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares		Value
Information Technology - 25.3% (continued)
Syntel, Inc.	32,387		$666,524
Taleo Corp.*	52,147		616,378
Tekelec*	44,700		591,381
TeleCommunication Systems, Inc.*	77,183		707,768
TeleTech Holdings, Inc.*	112,865		1,229,100
TNS, Inc.*	37,500		306,750
TTM Technologies, Inc.*	33,500		194,300
Tyler Technologies, Inc.*	14,416		210,906
Ultratech Stepper, Inc.*	50,100		625,749
Varian Semiconductor Equipment Associates, Inc.*	19,800		428,868
ViaSat, Inc.*	8,679		180,697
Virtusa Corp.*	20,731		128,532
VistaPrint, Ltd.*	34,805		956,789
Vocus, Inc.*	131,958		1,753,722
Websense, Inc.*	86,026		1,032,312
Wind River Systems, Inc.*	76,288		488,243
Total Information Technology			81,324,544
Materials - 1.3%
Allegheny Technologies, Inc.	16,100	[2]	353,073
Bway Holding Co.*	80,557		635,595
Calgon Carbon Corp.*	4,829		68,427
Compass Minerals International, Inc.	12,000		676,440
Koppers Holdings, Inc.	24,000		348,480
Olin Corp.	37,400		533,698
Rock-Tenn Co.	31,880		862,354
Scotts Co., The, Class A	21,800		756,460
Total Materials			4,234,527
Telecommunication Services - 1.9%
Cbeyond, Inc.*	47,200		888,776
Cincinnati Bell, Inc.*	211,419		486,264
NTELOS Holdings Corp.	37,618		682,391
Shenandoah Telecommunications Co.	18,133		413,432
Syniverse Holdings, Inc.*	234,167		3,690,471
Total Telecommunication Services			6,161,334
Utilities - 0.3%
ITC Holdings Corp.	25,263	[2]	1,101,972
Total Common Stocks (cost $354,719,914)			308,415,096
Other Investment Companies - 7.8% [1]
BNY Institutional Cash Reserves Fund, Series A, 0.22% [3]	20,370,216		20,370,216
BNY Institutional Cash Reserves Fund, Series B*[3,9]	2,499,559		299,947
BNY Institutional Cash Reserves Fund, Series C*[3,10]	1,714,004		1,714,004
Dreyfus Cash Management Fund, Institutional Class Shares, 0.74% [11]	2,610,137		2,610,137
Total Other Investment Companies (cost $27,193,916)			24,994,304
Total Investments - 103.7% (cost $381,913,830)			333,409,400
Other Assets, less Liabilities - (3.7)%			(11,877,402)
Net Assets - 100.0%			$321,531,998

Managers International Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares	Value
Common Stocks - 91.4%
Consumer Discretionary - 5.1%
Compass Group PLC (United Kingdom)	153,465	$701,826
Cyrela Brazil Realty, S.A. (Brazil)	24,300	96,477
Hennes & Mauritz AB (Sweden)	15,892	595,793
Lagardere (France)	11,700	328,317
New World Department Store China, Ltd. (China)	90,000	39,035
Nissan Motor Co., Ltd. (Japan)	153,800	555,884
Parkson Retail Group, Ltd. (China)	112,500	114,122
Pearson PLC (United Kingdom)	8,004	80,490
Reed Elsevier PLC (United Kingdom)	78,782	564,867
Renault SA (France)	20,900	429,749
Sekisui House, Ltd. (Japan)	80,000	612,436
Sharp Corp. (Japan)	72,000	576,159
Toyota Motor Corp. (Japan)	26,200	832,214
Wolters Kluwer, N.V. (Netherlands)	5,031	81,551
Total Consumer Discretionary		5,608,920
Consumer Staples - 7.8%
Associated British Foods PLC (United Kingdom)	60,000	550,735
British American Tobacco PLC (United Kingdom)	18,921	437,090
Cadbury PLC (United Kingdom)	47,649	359,415
Casino Guichard-Perrachon SA (France)	10,531	685,225
Delhaize Group (Belgium)	6,600	428,301
Diageo PLC (United Kingdom)	40,876	456,454
Groupe Danone SA (France)	6,312	307,165
Koninklijke Ahold, N.V. (Netherlands)	131,042	1,435,272
L’Oreal SA (France)	6,032	414,673
Metro AG (Germany)	7,448	245,571
Nestle SA, Registered (Switzerland)	48,286	1,631,311
Seven & i Holdings Co., Ltd. (Japan)	28,100	620,365
Unilever, N.V. (Netherlands)	39,527	778,730
Uni-President Enterprises Corp. (Taiwan)	282,653	229,439
Total Consumer Staples		8,579,746
Energy - 11.0%
BP PLC (United Kingdom)	332,171	2,227,324
Canadian Natural Resources, Ltd. (Canada)	12,200	473,273
China Petroleum and Chemical Corp., Class H (China)	836,000	535,708
China Shenhua Energy Co., Ltd. (China)	238,000	536,992
EnCana Corp. (Canada)	15,668	641,235
Eni S.p.A. (Italy)	83,622	1,619,112
Gaz de France (France)	21,450	735,621
INPEX Corp. (Japan)	88	623,206
LUKOIL Holdings, ADR (Russia)	16,400	618,280
Petro-Canada (Canada)	24,000	644,734
Petroleo Brasileiro, S.A., ADR (Brazil)	23,900	585,550
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	14,400	438,768
Petroplus Holdings AG (Switzerland)*	6,198	87,079
Royal Dutch Shell PLC, Class A (United Kingdom)	48,000	1,070,838
StatoilHydro ASA (Norway)	35,600	623,025
Total SA (France)	12,900	637,899
Total Energy		12,098,644
Financials - 23.8%
Allianz SE (Germany)	23,662	1,980,574

Managers International Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares	Value
Financials - 23.8% (continued)
Australia and New Zealand Banking Group, Ltd. (Australia)	30,500	$333,284
Aviva PLC (United Kingdom)	97,743	303,100
Banca Intesa S.p.A. (Italy)	118,400	325,658
Banco do Brasil, S.A. (Brazil)	11,800	87,136
Banco Santander Central Hispano, S.A. (Spain)	148,182	1,021,686
Bank of China, Ltd., Class H (China)	2,468,000	818,230
Bank of East Asia, Ltd. (Hong Kong)	80,790	156,107
Barclays PLC (United Kingdom)	178,700	379,401
BNP Paribas SA (France)	16,200	668,357
CapitaLand, Ltd. (Singapore)	265,500	407,113
Cathay Financial Holding Co., Ltd. (Taiwan)	258,300	222,572
China Life Insurance Co., Ltd. (China)	302,000	993,282
China Overseas Land & Investment, Ltd. (Hong Kong)	707,360	1,108,634
Chinatrust Financial Holding Co., Ltd., (Taiwan)	531,109	194,815
Credit Agricole SA (France)	67,773	747,781
Credit Suisse Group AG (Switzerland)	25,800	785,558
Daiwa House Industry Co., Ltd. (Japan)	44,000	357,559
Daiwa Securities Group, Inc. (Japan)	53,000	234,877
DBS Group Holdings, Ltd. (Singapore)	71,500	398,609
Deutsche Bank AG (Germany)	20,700	829,165
Deutsche Boerse AG (Germany)	2,981	178,848
Deutsche Postbank AG (Germany)	7,948	125,932
Hang Lung Group, Ltd. (Hong Kong)	28,900	88,026
Hang Lung Properties, Ltd. (Hong Kong)	55,000	129,391
HDFC Bank, Ltd. (India)	18,395	353,894
Henderson Land Development Co., Ltd. (Hong Kong)	89,000	339,373
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	74,000	698,372
HSBC Holdings PLC (United Kingdom)	239,832	1,335,277
Industrial and Commercial Bank of China, Ltd. - Class H (China)	465,000	241,671
ING Groep, N.V. (Netherlands)	47,217	258,723
KB Financial Group, Inc. (South Korea)*	19,111	462,290
Lloyds TSB Group PLC (United Kingdom)	359,957	364,436
Mitsubishi Estate Co., Ltd. (Japan)	33,000	374,363
Mitsui Fudosan Co., Ltd. (Japan)	86,000	943,408
Muenchener Rueckversicherungs AG (Germany)	7,700	939,643
Nomura Holdings, Inc. (Japan)	50,800	257,709
Prudential Corp. PLC (United Kingdom)	62,476	302,877
Societe Generale (France)	23,275	910,447
Standard Chartered PLC (United Kingdom)	29,198	362,559
Sumitomo Mitsui Financial Group, Inc. (Japan)	26,100	919,017
Sumitomo Realty & Development Co., Ltd. (Japan)	28,000	312,831
Sun Hung Kai Properties, Ltd. (Hong Kong)	144,000	1,292,109
T&D Holdings, Inc. (Japan)	14,900	362,884
UBS AG (Switzerland)*	19,196	179,967
Unione di Banche Italiane S.c.p.a. (Italy)	40,575	446,778
United Overseas Bank (Singapore)	454,898	487,486
Zurich Financial Services AG (Switzerland)	7,336	1,159,406
Total Financials		26,181,215
Health Care - 7.7%
Actelion, Ltd. (Switzerland)*	13,481	615,223
AstraZeneca PLC (United Kingdom)	11,700	414,354
Celesio AG (Germany)	5,630	103,648

Managers International Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares	Value
Health Care - 7.7% (continued)
CSL, Ltd. (Australia)	29,750	$672,249
GlaxoSmithKline PLC (United Kingdom)	115,874	1,804,696
Lonza Group AG (Switzerland)*	3,202	316,363
Novartis AG (Switzerland)	19,618	742,219
Roche Holding AG (Switzerland)	14,067	1,930,698
Sanofi-Aventis SA (France)	34,646	1,944,378
Total Health Care		8,543,828
Industrials - 8.1%
ABB, Ltd. (Switzerland)*	52,800	735,781
Babcock International Group PLC (United Kingdom)	74,122	455,975
BAE Systems PLC (United Kingdom)	143,677	689,089
Deutsche Lufthansa AG (Germany)	33,900	367,263
Deutsche Post AG (Germany)	48,700	524,752
East Japan Railway Co. (Japan)	11,700	609,970
Fanuc, Ltd. (Japan)	7,800	533,497
Far Eastern Textile Co., Ltd. (Taiwan)	296,278	230,978
Hochtief AG (Germany)	7,540	284,062
Hutchison Whampoa, Ltd. (Hong Kong)	40,000	196,363
ITOCHU Corp. (Japan)	148,000	730,235
Kajima Corp. (Japan)	88,000	218,005
Koninklijke (Royal) Phillips Electronics N.V. (Netherlands)	21,010	310,994
Mitsubishi Corp. (Japan)	23,900	316,836
Mitsubishi Heavy Inds., Ltd. (Japan)	147,000	449,961
Shimizu Corp. (Japan)	64,000	267,896
Siemens AG (Germany)	17,008	970,983
Tognum AG (Germany)	29,660	260,795
Tostem Inax Holding Corp. (Japan)	21,200	239,768
Vestas Wind Systems A/S (Denmark)*	5,450	239,419
Yamato Transport Co., Ltd. (Japan)	27,000	256,069
Total Industrials		8,888,691
Information Technology - 6.3%
AU Optronics Corp., Sponsored ADR (Taiwan)	58,300	489,137
Autonomy Corporation PLC (United Kingdom)*	39,256	732,891
Axalto Holding NV (Netherlands)*	21,431	611,720
Canon, Inc. (Japan)	25,700	749,202
Ericsson (LM), Class B (Sweden)*	153,300	1,239,460
Fujitsu, Ltd. (Japan)	137,000	514,056
Nokia Oyj (Finland)	47,900	560,212
Redecard, S.A. (Brazil)	26,400	319,907
Samsung Electronics Co., Ltd. (South Korea)	1,908	788,304
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	67,461	603,772
Toshiba Corp. (Japan)	125,000	325,636
Total Information Technology		6,934,297
Materials - 10.8%
Air Liquide SA (France)	6,648	540,606
Antofagasta PLC (United Kingdom)	22,900	165,721
ArcelorMittal (Luxembourg)	19,209	391,944
Barrick Gold Corp. (Canada)	33,186	1,074,177
BASF SE (Germany)	22,500	679,979
Bayer AG (Germany)	14,100	673,650
BHP Billiton PLC (United Kingdom)	47,598	938,897
GMK Norilsk Nickel, Sponsored ADR (Russia)	54,724	333,816

Managers International Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares	Value
Materials - 10.8% (continued)
Gold Fields, Ltd. (South Africa)	42,563	$478,116
Goldcorp, Inc. (Canada)	25,800	868,458
Impala Platinum Holdings, Ltd. (South Africa)	13,000	219,440
Kinross Gold Corp. (Canada)	21,600	385,992
Mitsubishi Chemical Holdings Corp. (Japan)	97,000	334,762
Newcrest Mining, Ltd. (Australia)	35,458	816,223
Rio Tinto PLC (United Kingdom)	28,302	950,324
Shin-Etsu Chemical Co., Ltd. (Japan)	15,000	736,955
Svenska Cellulosa AB (SCA) (Sweden)	27,200	206,439
Syngenta AG (Switzerland)	3,781	760,029
Taiwan Fertilizer Co., Ltd. (Taiwan)	146,000	300,230
Toray Industries, Inc. (Japan)	115,700	466,448
Yamana Gold, Inc. (Canada)	56,359	526,131
Total Materials		11,848,337
Telecommunication Services - 6.4%
BCE, Inc. (Canada)	18,700	372,576
Bharti Tele-Ventures, Ltd. (India)*	17,307	214,187
France Telecom SA (France)	47,487	1,082,571
Nippon Telegraph & Telephone Corp. (Japan)	19,800	755,661
Swisscom AG (Switzerland)	2,209	620,236
Telecom Italia S.p.A. (Italy)	405,600	522,914
Telecom Italia S.p.A., RSP (Italy)	366,900	373,095
Telefonica S.A. (Spain)	35,700	711,907
Vodafone Group PLC (United Kingdom)	1,353,460	2,359,688
Total Telecommunication Services		7,012,835
Utilities - 4.4%
Centrica PLC (United Kingdom)	215,300	702,807
Ceske Energeticke Zavody (Czech Republic)*	28,951	1,035,419
E.ON AG (Germany)	42,537	1,179,729
Hong Kong and China Gas Co., Ltd., The (Hong Kong)	405,670	639,463
Iberdrola Renovables SAU (Spain)*	135,592	561,587
National Grid PLC (United Kingdom)	42,130	323,578
RWE AG (Germany)	6,110	427,888
Total Utilities		4,870,471
Total Common Stocks (cost $131,303,459)		100,566,984
Other Equities - 0.9%
Hirco PLC (South Africa)*	28,400	29,871
SPDR Gold Shares (United States)*	10,900	984,052
Total Other Equities (cost $1,089,857)		1,013,923
Preferred Stocks - 0.3%
Itau Unibanco Banco Multiplo SA (Brazil)	8,913	98,549
Samsung Electronics Co., Ltd. (South Korea)	900	206,327
Total Preferred Stocks (cost $692,648)		304,876
Warrants - 0.4%
United Microelectronics Corp., 0.000001, 01/24/17 (Luxembourg) (a) (cost $1,087,560)	1,249,915	408,347
Rights - 0.0%#
HSBC Holdings PLC, Rights (United Kingdom) (cost $0)	23,416	47,374

Managers International Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares	Value
Other Investment Companies - 2.8%
BNY Institutional Cash Reserves Fund, Series B*[3,9]	104,356	$12,523
Dreyfus Cash Management Fund, Institutional Class Shares, 0.74% [1,11]	3,045,847	3,045,847
Total Other Investment Companies (cost $3,150,203)		3,058,370
Total Investments - 95.8% (cost $137,323,727)		105,399,874
Other Assets, less Liabilities - 4.2%		4,661,893
Net Assets - 100.0%		$110,061,767

Managers Emerging Markets Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares	Value
Common Stocks - 91.7%
Consumer Discretionary - 6.6%
Astra International Tbk PT (Indonesia)	69,000	$85,411
Cyfrowy Polsat SA (Poland)	43,502	169,487
Denway Motors, Ltd. (Hong Kong)	560,000	216,999
Golden Eagle Retail Group, Ltd. (China)	161,000	105,884
Grupo Televisa S. A. (Mexico)	34,300	467,852
Hyundai Department Store Co., Ltd. (South Korea)	1,536	80,126
Hyundai Mobis Co., Ltd. (South Korea)	4,256	247,160
Hyundai Motor Co., Ltd. (South Korea)	1,950	78,907
LG Electronics, Inc. (South Korea)	7,198	478,904
Lojas Renner, S.A. (Brazil)	29,000	179,519
Maruti Udyog Ltd. (India)	13,871	213,957
Naspers, Ltd. (South Africa)	14,664	248,123
Net Servicos de Comunicacao, S.A. (Brazil)*	69,010	501,269
Parkson Retail Group, Ltd. (China)	141,500	143,540
Resorts World Berhad (Malaysia)	454,700	266,981
Urbi Desarrollos Urbanos S.A. de C.V. (Mexico)*	198,980	175,170
Zee Entertainment Enterprises, Ltd. (India)	112,914	237,298
Total Consumer Discretionary		3,896,587
Consumer Staples - 2.8%
China Mengniu Dairy Co., Ltd. (Hong Kong)	55,000	76,827
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)	3,232	87,523
ITC, Ltd. (India)	64,821	236,597
KT&G Corp. (South Korea)	3,336	184,137
Kuala Lumpur Kepong Berhad (Malaysia)	59,000	171,637
Shinsegae Co., Ltd. (South Korea)	2,088	655,780
Shufersal, Ltd. (Israel)	37,563	105,400
Wal-Mart de Mexico SAB de CV (Mexico)	47,849	111,743
Total Consumer Staples		1,629,644
Energy - 16.7%
China Petroleum and Chemical Corp., Class H (China)	530,000	339,623
China Resources Power Holdings Co. (Hong Kong)	158,000	331,800
CNOOC, Ltd. (Hong Kong)	1,281,790	1,288,018
LUKOIL Holdings, ADR (Russia)	20,544	774,509
OAO Gazprom - ADR (Russia)	100,159	1,484,143
OAO Rosneft Oil Co. GDR (Russia) (a)*	136,528	600,723
OGX Petroleo e Gas Participacoes, S.A. (Brazil)*	800	248,651
Petroleo Brasileiro, S.A., ADR (Brazil)	60,842	1,490,628
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	18,110	551,812
PT Tambang Batubara Bukit Asam Tbk (Indonesia)*	165,500	96,966
PTT Exploration & Production PCL (Thailand)	45,200	124,170
PTT Public Co., Ltd. (Thailand)	40,000	172,124
PTT Public Co., Ltd., ADR (Thailand)	49,900	214,725
Reliance Industries, Ltd. (India)	13,601	409,759
Sasol, Ltd. (South Africa)	25,376	735,594
Tenaris, S.A. (Luxembourg)	18,800	379,196
Tupras Turkiye Petrol Rafine (Turkey)	59,937	600,475
Total Energy		9,842,916
Financials - 20.4%
Banco Bradesco S.A. (Brazil)	79,891	790,921
Banco Santander Chile - ADR (Chile)	2,590	88,966
Bangkok Bank Pcl (Thailand)	33,100	70,033
Bank Hapoalim, Ltd. (Israel)*	84,578	155,857

Managers Emerging Markets Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares	Value
Financials - 20.4% (continued)
Bank of China, Ltd., Class H (China)	2,641,000	$875,585
Bumiputra-Commerce Holdings Berhad (Malaysia)	148,700	279,708
Cathay Financial Holding Co., Ltd. (Taiwan)	184,000	158,549
China Construction Bank Corp. (China)	618,000	350,826
China Life Insurance Co., Ltd. (China)	118,000	388,103
China Overseas Land & Investment, Ltd. (Hong Kong)	245,573	384,883
Chinatrust Financial Holding Co., Ltd., (Taiwan)	1,411,777	517,852
Commercial International Bank (Egypt)	17,985	102,555
Credicorp, Ltd. (Peru)	10,595	496,270
Egyptian Financial Group-Hermes (Egypt)	37,053	100,404
FirstRand, Ltd. (South Africa)	170,434	217,273
Franshion Properties China, Ltd. (Hong Kong)	588,000	147,213
Haci Omer Sabanci Holding A.S. (Turkey)	150,005	256,757
Housing Development Finance Corporation, Ltd. (India)	21,413	597,539
ICICI Bank Ltd. (India)	8,430	55,401
Industrial and Commercial Bank of China, Ltd. - Class H (China)	1,439,958	748,378
Infrastructure Development Finance Co., Ltd. (India)	317,931	340,259
Itau Unibanco Banco Multiplo SA - ADR (Brazil)	39,548	430,280
Kasikornbank PCL (Thailand)	128,700	164,062
KB Financial Group, Inc. (South Korea)*	4,280	103,532
Ping An Insurance (Group) Co. of China, Ltd. (China)	177,383	1,055,940
PT Bank Rakyat Indonesia (Indonesia)	1,136,113	414,102
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	4,519	526,285
Sanlam, Ltd. (South Africa)	218,561	388,798
Savings Bank of the Russian Federation (Russia)	203,030	125,292
Sberbank, GDR (Russia)	1,387	144,793
Shinhan Financial Group Co., Ltd. (South Korea)*	7,530	136,203
Siam Commercial Bank PCL (Thailand)	219,100	336,386
Siam Commercial Bank Public Company, Ltd. (Thailand)	75,000	115,148
Sino-Ocean Land Holdings Ltd (China)	389,000	255,957
SinoPac Holdings (Taiwan)	277,000	55,283
Standard Bank Group Ltd. (South Africa)	28,265	237,198
Turkiye Garanti Bankasi A.S. (Turkey)*	147,004	208,064
Turkiye Is Bankasi (Turkey)	82,028	184,064
Total Financials		12,004,719
Health Care - 1.4%
Richter Gedeon Rt (Hungary)	982	107,260
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	16,472	742,064
Total Health Care		849,324
Industrials - 6.6%
Beijing Enterprises Holdings, Ltd. (Hong Kong)	66,000	274,938
Bharat Heavy Electricals, Ltd. (India)	9,120	272,102
China Communications Constuction Co., Ltd. (China)	213,000	233,741
China Railway Construction Corp. (China)*	335,300	436,630
China Shipping Development Co., Ltd. (China)	368,000	348,932
Companhia de Concessoes Rodoviarias (Brazil)	14,108	128,749
Copa Holdings, S.A., Class A (Panama)*	10,100	289,567
COSCO Pacific, Ltd. (Bermuda)	290,000	285,586
Hyundai Development Co. (South Korea)	11,605	285,372
IJM Corp. Berhad (Malaysia)	52,100	59,812
Larsen & Toubro, Ltd. (India)	26,387	350,122
Localiza Rent A Car, S.A. (Brazil)	47,958	171,592
Orascom Construction Industries (Egypt)	13,229	316,454

Managers Emerging Markets Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares	Value
Industrials - 6.6% (continued)
PLUS Expressways Berhad (Malaysia)	176,200	$142,172
Santos Brasil Participacoes, S.A. (Brazil)	17,363	48,652
SM Investments Corp. (Philippines)	29,551	121,645
Weg SA (Brazil)	27,758	137,608
Total Industrials		3,903,674
Information Technology - 10.9%
Advanced Semiconductor Engineering, Inc. (Taiwan)	893,893	436,174
AU Optronics Corp. (Taiwan)	140,000	116,552
Hon Hai Precision Industry Co., Ltd. (Taiwan)	417,619	944,988
Infosys Technologies (India)	7,651	200,585
LG Display Co., Ltd. (South Korea)	28,510	581,886
MediaTek, Inc. (Taiwan)	57,331	539,695
Redecard, S.A. (Brazil)	20,800	252,048
Samsung Electronics Co., Ltd. (South Korea)	3,125	1,291,115
Samsung Electronics Co., Ltd., GDR, (South Korea) (a)*	1,120	229,951
Siliconware Precision Industries Co., Sponsored ADR (Taiwan)	22,512	130,570
Siliconware Precision Industries Co. (Taiwan)	5,871	6,173
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	500,993	754,421
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	61,727	552,457
Tata Consultancy Services, Ltd. (India)	34,398	366,175
Total Information Technology		6,402,790
Materials - 9.0%
Anglo American PLC (United Kingdom)	19,483	331,768
AngloGold Ashanti, Ltd. (South Africa)	15,033	545,367
Anhui Conch Cement Co., Ltd. (China)	78,936	436,033
China National Building Materials Co., Ltd. (China)	228,000	337,406
Companhia Siderurgica Nacional SA, Sponsored ADR (Brazil)	5,813	86,265
Compania Vale do Rio Doce - ADR (Brazil)	61,167	813,521
Compania Vale do Rio Doce (Brazil)	40,099	452,317
Formosa Chemicals & Fibre Corp. (Taiwan)	679	803
GMK Norilsk Nickel, Sponsored ADR (Russia)	18,826	114,839
Impala Platinum Holdings, Ltd. (South Africa)	17,082	285,873
Israel Chemicals, Ltd. (Israel)	10,173	82,526
KG Chemical Co., Ltd. (South Korea)	2,521	159,576
MMC Norlisk Nickel, ADR (Russia)	16,400	98,305
Novolipetsk Steel, GDR (Russia)	3,158	37,571
POSCO (South Korea)	801	213,450
Raspadskaya (Russia)*	116,495	122,210
Sappi, Ltd. (South Africa)	139,414	268,924
Sociedad Quimica y Minera de Chile SA - ADR (Chile)	5,030	133,597
Taiwan Cement Corp. (Taiwan)	222,000	183,318
Taiwan Fertilizer Co., Ltd. (Taiwan)	89,000	183,017
Uralkaliy OAO (Russia)	12,935	151,472
Usinas Siderurgicas de Minas Gerais, S.A. (Brazil)	21,100	241,948
Total Materials		5,280,106
Telecommunication Services - 15.2%
Advanced Info Service PLC (Thailand)	37,300	86,954
America Movil, S.A.B. de C.V. (Mexico)	22,166	600,255
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	294,335	461,752
Bharti Tele-Ventures, Ltd. (India)*	47,387	586,449
Brasil Telecom Participacoes SA (Brazil)	5,740	152,102
Cesky Telecom a.s. (Czech Republic)	3,805	75,683

Managers Emerging Markets Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares	Value
Telecommunication Services - 15.2% (continued)
China Communications Services Corp., Ltd. (China)	380,000	$227,261
China Mobile Ltd. (Hong Kong)	218,500	1,903,334
Chunghwa Telecom Company, Ltd. (Taiwan)	138,918	253,334
Chunghwa Telecom Company, Ltd., ADR (Taiwan)	21,711	395,792
Comstar - United Telesystems GDR (Russia)	58,468	195,732
LG Telecom, Ltd. (South Korea)	32,340	198,066
Mobile Telesystems, Sponsored ADR (Russia)	20,316	607,855
MTN Group Ltd. (South Africa)	40,144	445,418
Philippine Long Distance Telephone Co., ADR (Philippines)	5,507	243,024
Philippine Long Distance Telephone Co. (Philippines)	5,540	247,702
SK Telecom (South Korea)	4,427	615,779
Tele Norte Leste Participacoes S.A. (Brazil)	11,419	158,039
Telecom Egypt Co. (Egypt)	78,906	207,671
Telekom Malaysia Berhad (Malaysia)	215,900	208,488
Telekomunikasi Indonesia Tbk PT (Indonesia)	1,099,567	717,611
Telkom SA, Ltd. (South Africa)	4,656	51,875
Turk Telekomunikasyon A.S. (Turkey)*	58,793	136,038
Turkcell Iletisim Hizmetleri A.S. (Turkey)	38,009	186,189
Total Telecommunication Services		8,962,403
Utilities - 2.1%
Centrais Eletricas Brasileiras SA (Brazil)	6,862	76,318
Ceske Energeticke Zavody (Czech Republic)*	16,417	587,147
Companhia Energetica de Minas Gerais (Brazil)	11,671	172,820
Enersis SA - ADR (Chile)	14,241	215,039
PT Perusahaan Gas Negara (Persero) Tbk (Indonesia)	843,000	157,360
Total Utilities		1,208,684
Total Common Stocks (cost $75,405,143)		53,980,847
Preferred Stocks - 1.4%
Bradespar SA (Brazil)	11,650	113,951
Companhia de Bebidas das Americas (Brazil)	1,562	74,546
Eletropaulo Metropolitana Sao Paulo SA (Brazil)	8,271	116,698
Itau Unibanco Banco Multiplo SA (Brazil)	28,451	314,595
Ultrapar Participacoes SA (Brazil)	8,707	207,940
Total Preferred Stocks (cost $820,272)		827,730
Other Investment Companies - 5.5% [1]
BNY Institutional Cash Reserves Fund, Series B*3,9	110,742	13,289
Dreyfus Cash Management Fund, Institutional Class Shares, 0.74% [11]	3,172,125	3,172,125
Total Other Investment Companies (cost $3,282,867)		3,185,414
Total Investments - 98.6% (cost $79,508,282)		57,993,991
Other Assets, less Liabilities - 1.4%		850,211
Net Assets - 100.0%		$58,844,202

Managers Bond Fund - March 31, 2009 (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 83.4%
Finance - 18.3%
American General Finance Corp.,
5.400%, 12/01/15		$5,000,000		$1,849,945
Series MTN, 6.900%, 12/15/17		57,315,000		20,088,163
Bank of America Capital Trust VI, 5.625%, 03/08/35		3,085,000		1,311,489
Barclays Capital Corp.,
4.160%, 02/22/10 (a)	THB	25,000,000		710,238
Series EMTN, 4.100%, 03/22/10 (a)	THB	26,000,000		718,821
BNP Paribas SA DN, 20.800%, 06/13/11 (a) [4]	IDR	19,645,500,000		1,099,502
Caterpillar Financial Services Corp., 5.850%, 09/01/17		13,000,000		11,294,933
CIGNA Corp., 6.150%, 11/15/36		6,830,000		4,796,299
CIT Group, Inc.,
5.000%, 02/13/14		120,000		68,793
5.125%, 09/30/14		206,000		124,524
5.500%, 12/20/16	GBP	1,900,000		1,254,053
7.625%, 11/30/12		21,513,000		15,834,235
12.000%, 12/18/18 (a)		33,607,000		19,515,586
Citibank, NA, 15.000%, 07/02/10 (a)	BRL	2,000,000		907,331
Colonial Realty, L.P.,
4.800%, 04/01/11		3,485,000		3,032,549
5.500%, 10/01/15		1,255,000		752,892
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000		1,321,673
6.500%, 01/15/18		5,000,000		2,944,875
Equity One, Inc., 6.000%, 09/15/17		5,915,000		3,766,690
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)		4,910,000		3,161,569
6.700%, 06/01/34 (a)		1,250,000		699,862
7.000%, 10/15/37 (a)		19,033,000		11,078,386
ERP Operating, L.P.,
5.125%, 03/15/16		600,000		473,435
5.750%, 06/15/17		1,450,000		1,147,633
First Industrial L.P., 5.950%, 05/15/17		15,000,000		7,201,905
Ford Motor Credit Company LLC,
5.700%, 01/15/10		6,815,000		5,837,463
7.000%, 10/01/13		200,000		133,732
8.000%, 12/15/16		3,500,000		2,300,308
8.625%, 11/01/10		195,000		155,318
9.750%, 09/15/10		445,000		366,077
GE Capital Australia Funding Pty., Ltd., 8.000%, Series EMTN, 02/13/12	AUD	3,965,000		2,585,507
General Electric Capital Corp.,
2.960%, 05/18/12	SGD	4,400,000		2,415,503
3.485%, 03/08/12	SGD	16,500,000		9,306,968
6.500%, 09/28/15	NZD	14,950,000		6,839,967
6.625%, 02/04/10	NZD	3,500,000		1,962,306
6.750%, 09/26/16	NZD	6,390,000		2,819,762
GMAC LLC,
5.625%, 05/15/09		265,000		250,828
6.000%, 12/15/11 (a)		1,127,000		767,273
6.625%, 05/15/12 (a)		1,374,000		921,720
6.750%, 12/01/14 (a)		1,019,000		592,182
6.875%, 09/15/11 (a)		158,000		112,278
6.875%, 08/28/12 (a)		253,000		169,907
7.000%, 02/01/12 (a)		763,000	[2]	527,019

Managers Bond Fund - March 31, 2009 (unaudited)

Security Description		Principal Amount		Value
Finance - 18.3% (continued)
7.250%, 03/02/11 (a)		$816,000		$604,199
7.500%, 12/31/13 (a)		584,000		280,717
8.000%, 12/31/18 (a)		1,366,000		396,563
8.000%, 11/01/31 (a)		1,427,000		686,615
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000		2,275,620
7.500%, 04/15/18		2,405,000		1,584,885
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [6]		900,000		506,034
International Lease Finance Corp.,
5.000%, 04/15/10		1,040,000		826,109
5.550%, 09/05/12		345,000		191,266
6.375%, 03/25/13		1,730,000		955,995
6.625%, 12/07/09	GBP	9,140,000		10,097,960
iStar Financial, Inc.,
5.125%, 04/01/11		280,000		115,500
5.150%, 03/01/12		4,360,000		1,569,600
5.375%, 04/15/10		830,000		531,200
5.500%, 06/15/12		260,000		88,400
5.650%, 09/15/11		3,095,000		1,268,950
5.700%, 03/01/14		15,000		4,350
5.743%,10/01/12 (07/01/09) [5]		8,095,000		2,448,738
5.800%, 03/15/11		640,000	[2]	281,600
5.875%, 03/15/16		1,340,000		388,600
5.950%,10/15/13		4,725,000		1,417,500
6.050%, 04/15/15		620,000		179,800
8.625%, 06/01/13		425,000		136,000
JPMorgan Chase & Co.,
16.566%, 05/17/10 (a) [4]	BRL	3,600,000		1,296,895
19.545%, 10/21/10 (a) [4]	IDR	16,627,462,500		1,076,648
21.368%, 03/28/11 (a) [4]	IDR	932,700,000		53,871
21.640%, 04/12/12 (a) [4]	IDR	40,733,437,680		1,891,258
Kaupthing Bank,
3.413%, 01/15/10 (a) [8]		1,000,000		51,250
5.750%, 10/04/11 (a) [8]		10,000,000		512,500
6.125%, 10/04/16 (a) [8]		1,800,000		92,250
KfW Bankengruppe, 10.750%, 02/01/10	ISK	20,000,000		164,775
Kinder Morgan Finance Co.,
5.150%, 03/01/15		680,000		571,200
5.700%, 01/05/16		370,000		310,800
Lehman Brothers Holdings, Inc.,
6.000%, 05/03/32 [8]		1,380,000		138
6.875%, 07/17/37 [8]		17,410,000		1,741
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/14		4,390,000		3,870,975
5.750%, 09/15/15		11,939,000		10,644,896
5.875%, 08/01/33		10,360,000		6,875,000
MBIA Insurance Corp., 14.000%, 01/15/33 (a) [6]		525,000		162,750
Merrill Lynch & Co., Inc.,
4.625%, 09/14/18	EUR	1,750,000		1,297,060
6.110%, 01/29/37		60,150,000		29,895,274
10.710%, 03/08/17	BRL	2,500,000		869,347
Morgan Stanley,
4.750%, 04/01/14		10,715,000		8,760,338
5.550%, 04/27/17		11,000,000		9,788,273
6.625%, 04/01/18		3,095,000		2,951,104

Managers Bond Fund - March 31, 2009 (unaudited)

Security Description		Principal Amount	Value
Finance - 18.3% (continued)
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		$13,925,000	$9,712,799
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	4,985,727
National City Corp., 6.875%, 05/15/19		1,905,000	1,612,824
ProLogis Trust,
5.625%, 11/15/15		345,000	175,849
5.750%, 04/01/16		280,000	153,877
Qwest Capital Funding, Inc., 6.875%, 07/15/28		1,190,000	749,700
Realty Income Corp., 6.750%, 08/15/19		7,675,000	5,297,930
SLM Corp.,
5.000%, 04/15/15		50,000	23,500
5.000%, 10/01/13		2,060,000	1,095,442
5.125%, 08/27/12		540,000	290,971
5.375%, 01/15/13		2,460,000	1,349,844
5.375%, 05/15/14		300,000	155,459
5.400%, 10/25/11		520,000	322,400
6.500%, 06/15/10 [7]	NZD	500,000	225,314
8.450%, 06/15/18		18,665,000	10,081,489
Toll Brothers Finance Corp., 5.150%, 05/15/15		3,785,000	3,192,640
Travelers Cos., Inc., The,
6.250%, 06/15/37		15,435,000	14,122,532
6.375%, 03/15/33		3,040,000	2,834,116
6.750%, 06/20/36		2,610,000	2,520,169
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000	2,722,364
Willis North America, Inc., 6.200%, 03/28/17		5,685,000	3,984,759
Total Finance			326,803,748
Industrial - 53.8%
Abitibi-Consolidated, Inc., 7.500%, 04/01/28		500,000	35,000
Agilent Technologies, Inc., 6.500%, 11/01/17		6,945,000	5,690,907
Albertson’s, Inc.,
6.625%, 06/01/28		1,015,000	746,025
7.450%, 08/01/29		3,195,000	2,651,850
7.750%, 06/15/26		915,000	766,312
American President, Ltd., 8.000%, 01/15/24 [7]		250,000	175,642
Anadarko Petroleum Corp.,
5.950%, 09/15/16		4,915,000	4,233,191
6.450%, 09/15/36		13,875,000	9,698,139
Anheuser-Busch Companies, Inc.,
5.950%, 01/15/33		6,177,000	4,773,981
6.450%, 09/01/37		7,900,000	6,556,194
Arrow Electronics, Inc., 6.875%, 07/01/13		410,000	398,169
AT&T Corp.,
6.150%, 09/15/34		6,945,000	6,084,681
6.500%, 03/15/29		7,650,000	6,707,398
6.500%, 09/01/37		4,970,000	4,485,037
Avnet, Inc.,
5.875%, 03/15/14		11,000,000	9,461,001
6.000%, 09/01/15		5,340,000	4,394,024
6.625%, 09/15/16		1,370,000	1,141,094
Bell Canada, 5.000%, 02/15/17 (a)	CAD	1,000,000	726,999
BellSouth Corp.,
6.000%, 11/15/34		2,370,000	2,122,845
6.550%, 06/15/34		1,800,000	1,670,476
Bowater, Inc., 6.500%, 06/15/13 [8]		395,000	35,550
Camden Property Trust, 5.700%, 05/15/17		5,205,000	3,933,330

Managers Bond Fund - March 31, 2009 (unaudited)

Security Description		Principal Amount		Value
Industrial - 53.8% (continued)
Canadian Pacific Railway Co.,
5.750%, 03/15/33		$195,000		$138,667
5.950%, 05/15/37		9,340,000		6,517,826
Centex Corp., 5.250%, 06/15/15		1,915,000		1,436,250
Chartered Semiconductor Manufacturing, Ltd., 6.250%, 04/04/13		5,600,000		3,823,534
Cia Brasileira de Bebida, 8.750%, 09/15/13		3,795,000		4,136,550
Clear Channel Communications,
4.250%, 05/15/09		1,500,000		1,335,000
5.750%, 01/15/13		500,000		75,000
Colonial Realty, L.P., 6.050%, 09/01/16		470,000		285,137
Comcast Corp.,
5.650%, 06/15/35		13,285,000		10,520,405
6.500%, 11/15/35		1,320,000		1,165,912
6.950%, 08/15/37		19,230,000		17,907,207
Continental Airlines, Inc.,
5.983%, 04/19/22		16,735,000		12,383,900
6.795%, 08/02/20		43,331		30,765
6.903%, 04/19/22		5,595,000		3,049,275
Corn Products International, Inc., 6.625%, 04/15/37		4,055,000		3,342,703
Corning, Inc.,
6.850%, 03/01/29		9,142,000		6,900,967
7.250%, 08/15/36		1,185,000		892,764
CSX Corp.,
6.000%, 10/01/36		11,635,000		8,171,889
6.250%, 03/15/18		16,400,000		14,127,944
Cummins Engine Co., Inc.,
5.650%, 03/01/98		11,235,000		4,704,094
6.750%, 02/15/27		2,853,000		1,985,146
7.125%, 03/01/28		50,000		34,438
D.R. Horton, Inc., 5.250%, 02/15/15		5,495,000		4,210,544
Delta Air Lines, Inc., 8.021%, 08/10/22		14,658,976		8,832,033
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15		2,725,000		1,839,375
Dillards, Inc., 7.000%, 12/01/28		225,000		76,500
DP World, Ltd., 6.850%, 07/02/37 (a)		28,350,000		13,564,029
Duke Energy Field Services LLC, 6.450%, 11/03/36 (a)		2,615,000		1,695,184
Dun & Bradstreet Corp., The, 6.000%, 04/01/13		32,120,000		32,769,434
El Paso Corp.,
6.950%, 06/01/28		1,030,000		710,307
7.000%, 05/15/11		500,000		478,212
Energy Transfer Partners, L.P.,
6.125%, 02/15/17		700,000		624,543
6.625%, 10/15/36		1,805,000		1,342,166
Enterprise Products Operating L.P., 6.300%, 09/15/17		8,440,000		7,779,342
Equifax, Inc., 7.000%, 07/01/37		5,470,000		3,885,210
Equitable Resources, Inc., 6.500%, 04/01/18		35,420,000		31,258,717
Eurofima, 11.000%, 02/05/10	ISK	60,000,000		494,163
Federated Retail Holdings, Inc., 6.375%, 03/15/37		14,065,000		7,832,531
Foot Locker, Inc., 8.500%, 01/15/22		570,000		458,850
Ford Motor Co., 6.375%, 02/01/29		1,990,000		597,000
Freescale Semiconductor, Inc., 10.125%, 12/15/16		1,275,000		229,500
General Motors Corp.,
7.400%, 09/01/25		570,000		65,550
8.250%, 07/15/23		3,535,000	[2]	415,362
8.375%, 07/15/33		135,000		16,200

Managers Bond Fund - March 31, 2009 (unaudited)

Security Description	Principal Amount	Value
Industrial - 53.8% (continued)
Georgia-Pacific Corp.,
7.250%, 06/01/28	$1,245,000	$865,275
7.750%, 11/15/29	1,615,000	1,195,100
8.000%, 01/15/24	1,695,000	1,347,525
8.875%, 05/15/31	2,750,000	2,200,000
GTE Corp., 6.940%, 04/15/28	130,000	116,407
HCA, Inc.,
5.750%, 03/15/14	5,960,000	3,903,800
6.250%, 02/15/13	2,200,000	1,650,000
6.375%, 01/15/15	2,330,000	1,526,150
6.625%, 02/15/16	6,850,000	4,486,750
6.750%, 07/15/13	190,000	142,025
7.050%, 12/01/27	1,685,000	818,652
7.190%, 11/15/15	1,090,000	736,339
7.500%, 12/15/23	1,172,000	620,963
7.500%, 11/06/33	925,000	462,500
7.580%, 09/15/25	1,680,000	862,026
7.690%, 06/15/25	2,589,000	1,348,367
7.750%, 07/15/36	330,000	166,913
8.360%, 04/15/24	2,105,000	1,180,322
Home Depot, Inc., The,
5.400%, 03/01/16	258,000	231,916
5.875%, 12/16/36	19,844,000	14,053,144
Hospira, Inc., 6.050%, 03/30/17	3,395,000	3,030,000
Hutchison Whampoa International, Ltd., 5.450%, 11/24/10 (a)	2,225,000	2,298,643
International Paper Co.,
4.000%, 04/01/10	1,000,000	951,503
5.500%, 01/15/14	550,000	436,537
7.950%, 06/15/18	48,010,000	36,592,598
Intuit, Inc., 5.750%, 03/15/17	3,560,000	3,100,215
iStar Financial, Inc., 5.850%, 03/15/17	325,000	94,250
J.C. Penney Co., Inc.,
5.750%, 02/15/18	4,660,000	3,277,159
6.375%, 10/15/36	12,955,000	8,098,922
7.125%, 11/15/23	18,000	12,572
7.400%, 04/01/37	4,205,000	2,670,537
7.625%, 03/01/97	5,035,000	3,193,252
Johnson & Johnson, 5.950%, 08/15/37	15,020,000	15,872,235
Kinder Morgan Energy Partners L.P.,
5.800%, 03/15/35	3,360,000	2,492,928
5.950%, 02/15/18	44,630,000	40,633,919
KLA Instruments Corp., 6.900%, 05/01/18	24,365,000	19,259,558
Koninklijke KPN, N.V., 8.375%, 10/01/30	815,000	844,413
Koninklijke Philips Electronics, N.V., 6.875%, 03/11/38	22,735,000	22,054,541
Kraft Foods, Inc.,
6.500%, 11/01/31	13,635,000	12,648,181
7.000%, 08/11/37	7,280,000	7,217,064
Kroger Co., The, 6.400%, 08/15/17	3,060,000	3,141,341
Lennar Corp.,
5.500%, 09/01/14	1,900,000	1,368,000
5.600%, 05/31/15	2,740,000	1,952,250
6.500%, 04/15/16	2,340,000	1,684,800
Lowe’s Companies, Inc.,
5.500%, 10/15/35	175,000	153,602
6.650%, 09/15/37	6,420,000	6,315,052

Managers Bond Fund - March 31, 2009 (unaudited)

Security Description	Principal Amount		Value
Industrial - 53.8% (continued)
Lowe’s Companies, Inc.,
6.875%, 02/15/28	$500,000		$493,064
Lubrizol Corp., 6.500%, 10/01/34	16,940,000		12,936,231
Lucent Technologies, Inc.,
6.450%, 03/15/29	4,335,000		1,647,300
6.500%, 01/15/28	305,000		115,900
Macy’s Retail Holdings, Inc.,
6.790%, 07/15/27	3,600,000		1,840,795
6.900%, 04/01/29	340,000		171,518
Marks & Spencer Group PLC, 7.125%, 12/01/37 (a)	4,725,000		2,761,819
Masco Corp., 5.850%, 03/15/17	8,150,000		5,097,744
Medco Health Solutions, Inc., 7.125%, 03/15/18	33,040,000		32,791,012
Missouri Pacific Railroad Co., 5.000%, 01/01/45 [7]	825,000		453,750
Motorola, Inc.,
5.220%, 10/01/97	895,000		360,211
6.500%, 09/01/25	1,345,000		854,079
6.500%, 11/15/28	1,430,000		905,969
8.000%, 11/01/11	1,075,000		986,076
New England Telephone & Telegraph Co., 7.875%, 11/15/29	2,390,000		2,230,183
Newmont Mining Corp., 5.875%, 04/01/35	11,660,000		8,904,241
News America, Inc.,
6.150%, 03/01/37	4,075,000		2,971,131
6.200%, 12/15/34	3,440,000		2,474,595
6.400%, 12/15/35	5,820,000		4,311,695
Nextel Communications, Inc.,
5.950%, 03/15/14	18,220,000		10,112,100
6.875%, 10/31/13	20,000		11,400
7.375%, 08/01/15	3,775,000		2,000,750
NGPL Pipeco LLC, 7.119%, 12/15/17 (a)	21,980,000		20,153,572
Northwest Airlines, Inc., 8.028%, 11/01/17	9,330,000	[2]	5,411,400
ONEOK Partners, L.P., 6.650%, 10/01/36	2,650,000		1,983,631
Owens & Minor, Inc., 6.350%, 04/15/16 [7]	1,355,000		1,218,579
Owens Corning, Inc.,
6.500%, 12/01/16	2,655,000		1,947,854
7.000%, 12/01/36	4,990,000		2,796,306
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17	5,520,000		4,731,380
7.000%, 06/15/18	26,505,000		23,708,590
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)	504,336		509,380
Plains All American Pipeline L.P.,
6.125%, 01/15/17	2,770,000		2,353,547
6.650%, 01/15/37	5,960,000		4,319,832
6.500%, 05/01/18	8,975,000		7,757,308
Pulte Homes, Inc.,
6.000%, 02/15/35	10,320,000		6,295,200
6.375%, 05/15/33	4,670,000		2,848,700
Series $, 5.200%, 02/15/15	3,165,000		2,504,306
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)	11,800,000		9,994,742
Questar Market Resources, Inc., 6.800%, 04/01/18	27,465,000		24,584,334
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	620,000		421,600
7.625%, 08/03/21	2,135,000		1,515,850
Qwest Corp.,
6.500%, 06/01/17	155,000		128,650
6.875%, 09/15/33	7,209,000		4,721,895

Managers Bond Fund - March 31, 2009 (unaudited)

Security Description		Principal Amount		Value
Industrial - 53.8% (continued)
Qwest Corp.,
7.200%, 11/10/26		$435,000		$295,800
7.250%, 09/15/25		1,085,000		716,100
7.250%, 10/15/35		2,165,000		1,407,250
7.500%, 06/15/23		839,000		633,445
R.H. Donnelley Corp., Series A-1, 6.875%, 01/15/13		1,345,000		73,975
R.H. Donnelley Corp., Series A-2, 6.875%, 01/15/13		1,060,000		58,300
R.H. Donnelley Corp.,
6.875%, 01/15/13		430,000		23,650
8.875%, 01/15/16		1,535,000		88,262
8.875%, 10/15/17		245,000		13,475
Raytheon Co.,
7.000%, 11/01/28		1,500,000		1,592,306
7.200%, 08/15/27		800,000		880,280
Reynolds American, Inc.,
6.750%, 06/15/17		8,170,000		6,974,672
7.250%, 06/15/37		2,000,000		1,460,340
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		4,180,000		4,001,844
Simon Property Group, L.P., 5.750%, 12/01/15		445,000		343,569
Southern Natural Gas Co., 5.900%, 04/01/17 (a)		4,765,000		4,152,702
Sprint Capital Corp.,
6.000%, 12/01/16		48,000		34,320
6.875%, 11/15/28		27,000		16,470
Talisman Energy, Inc.,
5.850%, 02/01/37		3,674,000		2,479,634
6.250%, 02/01/38		3,635,000		2,564,231
Target Corp.,
6.500%, 10/15/37		1,381,000		1,223,744
7.000%, 01/15/38		25,054,000		23,468,859
Teck Cominco Ltd., 7.000%, 09/15/12		1,000,000		665,000
Telecom Italia Capital S.p.A.,
6.000%, 09/30/34		3,210,000		2,190,035
6.375%, 11/15/33		3,170,000		2,309,681
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)		250,000		247,808
TELUS Corp., 4.950%, 03/15/17	CAD	7,115,000		5,251,771
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		1,605,000		1,365,304
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)		3,000,000		2,962,806
Time Warner, Inc., 6.500%, 11/15/36		3,360,000		2,763,681
Toro Co., The, 6.625%, 05/01/37 [7]		6,810,000		5,180,564
Transocean, Inc., 7.375%, 04/15/18		500,000		513,306
U.S. Steel Corp.,
6.050%, 06/01/17		2,115,000		1,308,603
6.650%, 06/01/37		3,595,000		2,030,762
7.000%, 02/01/18		22,850,000		15,593,206
Union Pacific Corp., 5.375%, 06/01/33		2,525,000		2,009,092
United Airlines, Inc., 6.636%, 07/02/22		17,354,410	[2]	11,453,910
UnitedHealth Group, Inc.,
5.800%, 03/15/36		13,506,000		10,457,979
6.500%, 06/15/37		310,000		257,597
6.625%, 11/15/37		1,540,000		1,278,040
USG Corp., 6.300%, 11/15/16		1,410,000		775,500
V.F. Corp., 6.450%, 11/01/37		9,334,000		8,059,582
Vale Overseas Ltd., 6.875%, 11/01/36		3,665,000		3,164,870
Verizon Global Funding Corp., 5.850%, 09/15/35		8,900,000		7,561,582
Verizon Maryland, Inc., 5.125%, 06/15/33		1,055,000		730,839

Managers Bond Fund - March 31, 2009 (unaudited)

Security Description	Principal Amount	Value
Industrial - 53.8% (continued)
Verizon New England, Inc., 6.500%, 09/15/11	$850,000	$880,852
Verizon New York, Inc., Series B, 7.375%, 04/01/32	3,090,000	2,867,013
Viacom, Inc., 6.875%, 04/30/36	4,160,000	3,035,165
Vondafone Group PLC, 6.150%, 02/27/37	13,185,000	12,431,846
Watson Pharmaceuticals, Inc., Convertible 1.750%, 03/15/23	515,000	496,331
Weatherford International, Inc., 6.500%, 08/01/36	1,565,000	1,101,708
Wellpoint, Inc., 6.375%, 06/15/37	13,650,000	11,758,369
Western Union Co., 6.200%, 11/17/36	12,735,000	10,172,871
Weyerhaeuser Co., 6.875%, 12/15/33	12,890,000	7,914,280
White Pine Hydro LLC,
6.310%, 07/10/17 (a) [7]	1,700,000	1,512,682
6.960%, 07/10/37 (a) [7]	1,645,000	1,258,545
Williams Co., Inc., Series A, 7.500%, 01/15/31	1,000,000	790,000
XTO Energy, Inc.,
6.100%, 04/01/36	190,000	160,734
6.750%, 08/01/37	2,770,000	2,521,021
Total Industrial		957,810,598
Utility - 11.3%
Abu Dhabi National Energy Co. PJSC, 7.250%, 08/01/18 (a)	21,130,000	20,117,302
Ameren Energy Generating Co., 7.000%, 04/15/18	22,700,000	21,347,216
Baltimore Gas & Electric Co., 5.200%, 06/15/33	1,470,000	967,619
Bruce Mansfield Unit 1 2, 6.850%, 06/01/34 [7]	10,805,000	8,406,488
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36	15,645,000	12,062,060
Commonwealth Edison Co.,
4.700%, 04/15/15	1,465,000	1,339,451
5.875%, 02/01/33	5,000,000	4,117,775
Constellation Energy Group, Inc., 4.550%, 06/15/15	1,675,000	1,376,113
Dominion Resources, Inc., 5.950%, 06/15/35	740,000	626,234
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	2,900,000	2,973,837
Enersis SA, Yankee, 7.400%, 12/01/16	225,000	233,118
Illinois Power Co., 6.250%, 04/01/18	26,000,000	23,764,676
ITC Holdings Corp.,
5.875%, 09/30/16 (a)	2,410,000	2,269,220
6.375%, 09/30/36 (a)	3,605,000	3,037,339
Mackinaw Power LLC, 6.296%, 10/31/23 (a)	9,647,621	8,410,313
Methanex Corp., 6.000%, 08/15/15	3,825,000	2,600,901
MidAmerican Energy Holdings Co.,
5.875%, 10/01/12	750,000	778,631
6.125%, 04/01/36	2,305,000	2,044,115
6.500%, 09/15/37	6,450,000	5,964,760
NiSource Finance Corp.,
6.150%, 03/01/13	1,250,000	1,091,762
6.400%, 03/15/18	27,910,000	22,583,572
6.800%, 01/15/19	11,625,000	9,342,106
ONEOK, Inc., 6.000%, 06/15/35	9,210,000	6,295,210
Southwestern Electric Power Co., 6.450%, 01/15/19	39,195,000	36,280,069
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)	2,000,000	1,783,154
Toledo Edison Co., 6.150%, 05/15/37	2,390,000	1,683,805
Total Utility		201,496,846
Total Corporate Bonds (cost $1,920,688,079)		1,486,111,192

Managers Bond Fund - March 31, 2009 (unaudited)

Security Description		Principal Amount		Value
Foreign Government Obligations - 5.4%
Alberta, Province of, Series CS, Sinking Fund, 5.930%, 09/16/16	CAD	145,994		$129,844
Brazil, Republic of,
10.250%, 01/10/28	BRL	5,750,000		2,268,025
12.500%, 01/05/22	BRL	5,160,000	[2]	2,324,475
Canadian Government,
2.750%, 12/01/10	CAD	7,940,000		6,482,990
3.750%, 09/01/11	CAD	4,160,000		3,499,145
3.750%, 06/01/12	CAD	12,235,000		10,417,022
5.250%, 06/01/12	CAD	7,870,000		6,989,993
5.750%, 06/01/33	CAD	2,145,000		2,277,191
European Investment Bank,
4.600%, 01/30/37 (a)	CAD	7,270,000		5,294,680
5.632%, 03/10/21 [4]	AUD	5,000,000		1,791,043
7.000%, 01/18/12	NZD	4,746,000		2,857,924
11.250%, 02/14/13	BRL	13,490,000	[2]	6,036,844
17.988%, 04/24/13 (a) [4]	IDR	50,074,770,000		2,152,067
Inter-American Development Bank,
6.000%, 12/15/17	NZD	4,215,000		2,377,502
13.266%, 05/11/09 [4]	BRL	6,500,000		2,759,996
13.573%, 05/20/13 [4]	IDR	45,580,000,000		2,291,426
Series EMTN, 13.381%, 09/23/13 [4]	IDR	33,430,000,000		1,619,858
International Bank for Reconstruction & Development,
9.500%, 05/27/10	ISK	179,000,000		1,464,610
Series GDIF, 1.430%, 03/05/14	SGD	5,800,000		3,725,507
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	141,360,000		9,909,071
Mexican Government, 9.000%, 12/20/12	MXN	54,500,000		4,112,220
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	10,320,000		7,584,804
Province of Manitoba Canada, 6.360%, 09/01/15	NZD	5,000,000		2,865,094
Queensland Treasury Corp., 7.125%, 09/18/17 (a)	NZD	7,500,000		4,638,071
Total Foreign Government Obligations (cost $114,081,341)				95,869,402
Municipal Bonds - 1.8%
Alabama Public School & College Authority, Capital Improvement Bond, 4.500%, 12/01/26		$600,000		578,694
Buckeye Tobacco Settlement Financing Authority, Asset-A-2, 5.875%, 06/01/47 [7]		5,035,000		2,759,885
Chicago Illinois Board of Education, Dedicated-Series B, 4.750%, 12/01/31		1,040,000		942,042
Chicago Illinois O’Hare International Airport Revenue Bond, Series A, 4.500%, 01/01/38		315,000		275,052
District of Columbia, Series A, 4.750%, 06/01/36		600,000		535,614
Florida State Turnpike Authority, Revenue Bond, Department of Transportation, Series A, 3.500%, 07/01/27		600,000		461,826
Green Bay Wisconsin, Water System Revenue Refunding Bonds, 3.500%, 11/01/26 (FSA Insured)		410,000		337,483
Green Bay Wisconsin, Water System Revenue Refunding Bonds, 3.500%, 11/01/29 (FSA Insured)		445,000		343,994
Grosse Pointe Michigan Public School System, 3.000%, 05/01/27		365,000		269,136
Harris County Texas, Road Bonds, Series B, 4.500%, 10/01/31		1,715,000		1,590,165
JEA Florida Water & Sewer System Revenue Bond, Series B, 4.750%, 10/01/41		955,000		829,800
Louisianna State, Series C, 3.250%, 05/01/26 (FSA Insured)		605,000		431,250
Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bond, Series A, 4.750%, 08/15/32		600,000		561,378
Michigan Tobacco Settlement Financial Authority Series A, 7.309%, 06/01/34 [7]		3,135,000		1,830,056
Omaha Public Power District (Nebraska), Electric System Subordinated Revenue Bonds, Series AA, 4.500%, 02/01/34		1,505,000		1,349,654

Managers Bond Fund - March 31, 2009 (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 1.8% (continued)
San Diego California Unified School District, Refunding Bonds, Election 1998, Series F-1, 4.500%, 07/01/29	$630,000	$569,148
San Jose California Redevelopment Agency Tax Allocation, Series C, 3.750%, 08/01/28	765,000	523,711
San Jose Redevelopment Agency, 3.750%, 08/01/28	280,000	199,746
State of California, 4.500%, 08/01/27 (AMBAC Insured)	950,000	806,256
State of California, 4.500%, 08/01/30 (AMBAC Insured)	770,000	632,678
State of California, 4.500%, 10/01/29	2,655,000	2,200,730
State of California, 4.500%, 08/01/30	665,000	546,404
State of California, Variable Purpose Bond, 3.250%, 12/01/27	495,000	331,600
State of California, Variable Purpose Bond, 4.500%, 12/01/33	2,330,000	1,852,769
Tobacco Settlement Financing Corp., VA, 6.706%, 06/01/46 [7]	22,190,000	10,926,579
University of California Regents Medical Center, Series A, 4.750%, 05/15/31	165,000	146,893
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series E, 4.900%, 11/01/35	155,000	139,889
Total Municipal Bonds (cost $47,173,623)		31,972,432
Asset-Backed Securities - 3.8%
ARG Funding Corp., Series 2005-2A, Class A5, 2.639%, 05/20/11 (04/20/09) (a) [5]	14,830,000	10,923,031
Capital One Auto Finance Trust 2006-C A4, 0.586%, 05/15/13 (04/15/09) [5]	14,765,000	10,810,667
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 0.926%, 06/20/14 [5]	1,175,000	1,011,567
Chase Issuance Trust, Series 2007-B1, Class B1, 0.806%, 04/15/19 (04/15/09) [5]	17,040,000	6,456,269
Chase Issuance Trust, Series 2005-C1, Class C1, 6.590%, 11/15/12 (04/15/09)	7,270,000	7,157,887
CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.300%, 12/22/14	15,450,000	11,029,372
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18	95,738	96,243
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29	3,225,000	2,972,465
MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 0.736%, 07/15/14	10,405,000	9,025,576
MBNA Credit Card Master Note Trust, Series 2005-B2, Class B, 6.800%, 12/17/12 (04/15/09) [5]	6,911,000	4,959,267
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	4,035,000	3,262,491
Total Asset-Backed Securities (cost $87,457,324)		67,704,835
U.S. Government Agency Obligations - 0.4%
Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC, Gold, 5.000%, 12/01/31	171,679	178,039
Federal National Mortgage Association - 0.4%
FNMA, 4.000%, 10/01/18	3,600,846	3,692,893
FNMA, 4.000%, 10/01/18	3,336,882	3,422,181
FNMA, 6.000%, 07/01/29	15,803	16,660
Total Federal National Mortgage Association		7,131,734
Total U.S. Government Agency Obligations (cost $6,978,793)		7,309,773
Mortgage-Backed Securities - 0.3%
Bank of America-First Union, Series 2001, 5.464%, 04/11/37	1,500,000	1,448,023
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40 [6]	1,704,000	1,113,039
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20	2,647,928	2,374,860
JPMorgan Chase Commercial Mortgage, Series 2007-LD11, Class A4, 5.819%, 06/15/49 [6]	305,000	209,767
Total Mortgage-Backed Securities (cost $5,072,009)		5,145,689

Managers Bond Fund - March 31, 2009 (unaudited)

Security Description	Shares	Value
Preferred Stocks - 0.7%
Bank of America Corp., 6.375%	20,000	$163,000
Bank of America Corp., Series L, 7.250%	7,808	3,314,496
CIT Group, Inc., The, Series C, 8.750%	2,500	45,500
Comcast Corp. Series B, 7.000%	207,547	4,177,922
Entergy New Orleans, Inc., 4.750%	482	33,363
Entergy New Orleans, Inc., 5.560%	100	7,659
FHLMC, 5.570%*	307,950	117,021
FHLMC, 6.000%*	19,800	17,622
FHLMC, 8.375%*[6]	605,747	278,644
FHLMC, Series F, 5.000%*	15,400	13,860
FHLMC, Series K, 5.790%*	45,200	34,804
FHLMC, Series O, 5.810%*	15,850	12,363
FHLMC, Series R, 5.700%*	24,500	20,335
FHLMC, Series T, 6.420%*	14,300	11,440
FHLMC, Series U, 5.900%*	35,100	14,391
FHLMC, Series W, 5.660%*	70,700	28,280
FHLMC, Series Y, 6.550%*	67,825	27,808
FNMA, 5.125%*	28,100	19,389
FNMA, 8.250%*[6]	1,125,850	799,354
FNMA Series H, 5.810%*	9,050	10,408
FNMA, Series I, 5.375%*	21,500	30,745
FNMA, Series M, 4.750%*	30,700	22,411
FNMA, Series Q, 6.750%*	13,950	6,975
Lehman Brothers Holdings Capital Trust V, Series M, 6.000%	7,550	151
Lehman Brothers Holdings, Inc., 5.670% [8]	14,058	84
Lehman Brothers Holdings, Inc., 6.500% [8]	65,312	163
Lehman Brothers Holdings, Inc., 7.950% [8]	67,204	370
Lehman Brothers Holdings, Inc., Series C, 5.940% [8]	14,887	15
Lehman Brothers Holdings, Inc., Series P, 7.250% [8]	7,180	5,313
Newell Financial Trust I, 5.250%	90,628	1,682,282
Preferred Blocker, Inc. 9.000% (a)	1,560	310,586
SLM Corp., 6.000%	41,250	381,562
Sovereign Capital Trust IV, 4.375%	34,236	676,161
Wisconsin Electric Power Co., 3.600%	3,946	245,269
Total Preferred Stocks (cost $78,353,211)		12,509,746
Other Investment Companies - 3.3%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.22% [3]	10,026,106	10,026,106
BNY Institutional Cash Reserves Fund, Series B*[3,9]	1,652,054	198,247
BNY Institutional Cash Reserves Fund, Series C*[3,10]	1,219,810	1,219,810
Dreyfus Cash Management Fund, Institutional Class Shares, 0.74% [11]	31,358,779	31,358,779
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.81% [11]	16,107,497	16,107,497
Total Other Investment Companies (cost $60,364,246)		58,910,439
Total Investments - 99.1% (cost $2,320,168,626)		1,765,533,508
Other Assets, less Liabilities - 0.9%		15,442,647
Net Assets - 100.0%		$1,780,976,155

Managers Global Bond Fund - March 31, 2009 (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 58.6%
Finance - 20.7%
BSkyB Finance PLC, 5.750%, 10/20/17	GBP	5,000		$6,563
Canara Bank, 6.365%, 11/28/21 [6]	USD	400,000		305,867
CIT Group, Inc.,
4.250%, 03/17/15	EUR	50,000		31,886
4.650%, 09/19/16	EUR	50,000		31,222
5.500%, 12/01/14	GBP	620,000		435,906
Citigroup, Inc., 5.000%, 09/15/14	USD	880,000		583,353
Depfa ACS Bank, 1.650%, 12/20/16	JPY	70,000,000		451,051
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)	USD	220,000		141,659
6.700%, 06/01/34 (a)	USD	240,000		134,374
7.000%, 10/15/37 (a)	USD	60,000		34,924
General Electric Capital Corp., 3.250%, 04/15/13 (b)	USD	460,000	[2]	421,694
Goldman Sachs Group, Inc.,
4.185%, 05/23/16	EUR	350,000		321,051
6.875%, 01/18/38	GBP	200,000		184,779
Host Hotels & Resorts, L.P.,
6.375%, 03/15/15	USD	35,000		25,900
6.875%, 11/01/14	USD	400,000		308,000
HSBC Finance Corp., 1.790%, 09/18/15	JPY	100,000,000		566,518
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [6]	USD	280,000		157,433
ISA Capital do Brasil SA, 7.875%, 01/30/12 (a)	USD	100,000		95,500
KfW Bankengruppe,
1.350%, 01/20/14	JPY	49,000,000		491,079
1.750%, 03/23/10	JPY	17,000,000		173,524
2.050%, 02/16/26	JPY	35,000,000		330,246
2.600%, 06/20/37	JPY	68,000,000		664,267
Morgan Stanley,
4.750%, 04/01/14	USD	275,000		224,834
Series EMTN, 5.375%, 11/14/13	GBP	120,000		146,252
Muenchener Hypothekenbank eG, 5.000%, 01/16/12 (a)	EUR	325,000		458,663
Oesterreichische Kontrollbank AG, 1.800%, 03/22/10	JPY	55,000,000	[2]	557,954
ProLogis, 6.625%, 05/15/18	USD	60,000		30,414
Qwest Capital Funding, Inc., 6.875%, 07/15/28	USD	15,000		9,450
SLM Corp., 5.000%, 10/01/13	USD	295,000		156,872
Wells Fargo & Co., 4.625%, 11/02/35	GBP	350,000		362,927
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)	USD	285,000		170,335
Total Finance				8,014,497
Industrial - 33.2%
Ahold Finance USA, Inc., Series EMTN, 6.500%, 03/14/17	GBP	195,000		260,209
Albertson’s, Inc.,
6.625%, 06/01/28	USD	65,000		47,775
7.450%, 08/01/29	USD	295,000		244,850
7.750%, 06/15/26	USD	5,000		4,188
Axtel S.A.B. de C.V., 7.625%, 02/01/17 (a)	USD	210,000		138,600
Bell Aliant Regional Communications, 5.410%, 09/26/16	CAD	320,000		227,716
Bell Canada,
5.000%, 02/15/17 (a)	CAD	160,000		116,320
6.100%, 03/16/35 (a)	CAD	45,000		28,202
6.550%, 05/01/29 (a)	CAD	10,000		6,628
7.300%, 02/23/32 (a)	CAD	25,000		17,927
Bertelsmann AG, 3.625%, 10/06/15	EUR	380,000		417,557

Managers Global Bond Fund - March 31, 2009 (unaudited)

Security Description		Principal Amount		Value
Industrial - 33.2% (continued)
Bite Finance International, 7.385%, 03/15/14	EUR	170,000		$90,345
Bristol-Myers Squibb Co., 4.625%, 11/15/21	EUR	150,000		182,814
British Sky Broadcasting Group PLC, 6.100%, 02/15/18 (a)	USD	460,000		400,278
Canadian Pacific Railway Co.,
5.750%, 03/15/33	USD	30,000		21,333
5.950%, 05/15/37	USD	55,000		38,381
Cemex Finance Europe BV, 4.750%, 03/05/14	EUR	350,000		211,580
Chesapeake Energy Corp.,
6.250%, 01/15/17	EUR	100,000		$98,317
6.500%, 08/15/17	USD	115,000		93,725
6.875%, 11/15/20	USD	170,000		133,025
Citizens Communications Co.,
6.625%, 03/15/15	USD	115,000		97,175
7.125%, 03/15/19	USD	130,000		102,050
9.000%, 08/15/31	USD	65,000		44,606
Community Health Systems, Inc., 8.875%, 07/15/15	USD	225,000		212,625
Couche-Tard US LP/Couche-Tard Finance Corp., 7.500%, 12/15/13	USD	160,000		157,200
CSX Corp.,
5.600%, 05/01/17	USD	60,000	[2]	50,471
6.000%, 10/01/36	USD	386,000		271,109
6.250%, 03/15/18	USD	40,000		34,458
Delta Air Lines, Inc.,
6.821%, 08/10/22	USD	335,797		224,984
8.021%, 08/10/22	USD	110,251		66,426
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	USD	380,000	[2]	256,500
DP World, Ltd., 6.850%, 07/02/37 (a)	USD	900,000		430,605
Edcon Proprietary Ltd., 4.900%, 06/15/14 (06/15/09) (a) [5]	EUR	510,000		254,095
Embarq Corp., 7.995%, 06/01/36	USD	110,000		82,500
Energy Transfer Partners, L.P.,
6.625%, 10/15/36	USD	425,000		316,022
6.700%, 07/01/18	USD	90,000		81,462
Finmeccanica SpA, 4.875%, 03/24/25	EUR	300,000		297,352
Georgia-Pacific Corp., 7.125%, 01/15/17 (a)	USD	45,000		41,625
Hanaro Telecom, Inc., 7.000%, 02/01/12 (a)	USD	50,000		44,750
HCA, Inc.,
6.375%, 01/15/15	USD	70,000		45,850
6.625%, 02/15/16	USD	160,000		104,800
7.580%, 09/15/25	USD	20,000		10,262
7.690%, 06/15/25	USD	25,000		13,020
Hilcorp Energy I LP/Hilcorp Finance Co., 7.750%, 11/01/15 (a)	USD	170,000		124,100
Home Depot, Inc., The, 5.875%, 12/16/36	USD	250,000		177,045
Host Hotels & Resorts, L.P., 6.750%, 06/01/16	USD	140,000		102,200
Imperial Tobacco Finance PLC, 4.375%, 11/22/13	EUR	50,000		59,251
International Paper Co., 7.950%, 06/15/18	USD	215,000		163,870
Kinder Morgan Energy Partners L.P., 5.800%, 03/15/35	USD	240,000		178,066
KLA Instruments Corp., 6.900%, 05/01/18	USD	345,000		272,709
Koninklijke KPN, N.V., 4.750%, 01/17/17	EUR	250,000		306,934
Lafarge S.A.,
4.750%, 03/23/20	EUR	215,000		179,817
5.375%, 06/26/17	EUR	150,000		143,093
LPG International, Inc., 7.250%, 12/20/15	USD	120,000		110,700
Lucent Technologies, Inc., 6.450%, 03/15/29	USD	595,000		226,100

Managers Global Bond Fund - March 31, 2009 (unaudited)

Security Description		Principal Amount		Value
Industrial - 33.2% (continued)
Motorola, Inc.,
6.500%, 09/01/25	USD	215,000		$136,526
6.625%, 11/15/37	USD	240,000		148,075
Nextel Communications, Inc., 7.375%, 08/01/15	USD	100,000		53,000
Noble Group, Ltd., 8.500%, 05/30/13 (a)	USD	100,000		78,500
Owens & Minor, Inc., 6.350%, 04/15/16 [7]	USD	215,000		193,354
Owens-Brockway Glass Container, Inc., 6.750%, 12/01/14	EUR	50,000		59,787
Pemex Project Funding Master Trust, 6.625%, 04/04/10	EUR	390,000		521,006
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	USD	40,000		27,200
7.750%, 02/15/31	USD	65,000		42,900
Qwest Corp.,
6.500%, 06/01/17	USD	46,000		38,180
6.875%, 09/15/33	USD	75,000		49,125
7.250%, 09/15/25	USD	83,000		54,780
7.250%, 10/15/35	USD	158,000		102,700
Reynolds American, Inc., 6.750%, 06/15/17	USD	355,000		303,061
Sappi Papier Holding AG, 7.500%, 06/15/32 (a)	USD	370,000		143,177
SK Telecom Co., Ltd., 6.625%, 07/20/27 (a)	USD	725,000		601,569
Sprint Nextel Corp., 6.000%, 12/01/16	USD	200,000		143,000
Telecom Italia Capital S.p.A.,
4.950%, 09/30/14	USD	290,000		250,395
6.375%, 11/15/33	USD	125,000		91,076
Telefonica Emisiones S.A.U., 4.375%, 02/02/16	EUR	55,000		68,946
Time Warner, Inc.,
6.550%, 05/01/37	USD	90,000		75,744
6.625%, 05/15/29	USD	310,000		261,709
6.950%, 01/15/28	USD	85,000		75,113
UnitedHealth Group, Inc., 5.800%, 03/15/36	USD	440,000		340,701
Vale Overseas Ltd., 6.875%, 11/01/36	USD	278,000		240,064
Vivendi, 3.875%, 02/15/12	EUR	90,000		117,378
Wendel Investissement,
4.375%, 08/09/17	EUR	200,000		139,503
4.875%, 05/26/16	EUR	200,000		140,832
Wolters Kluwer NV, 6.375%, 04/10/18	EUR	150,000		187,297
WPP Finance S.A., 5.250%, 01/30/15	EUR	100,000		97,483
Total Industrial				12,845,783
Utilities - 4.7%
Abu Dhabi National Energy Co. PJSC, 7.250%, 08/01/18 (a)	USD	500,000		476,037
Edison Mission Energy, 7.625%, 05/15/27	USD	155,000		93,000
Majapahit Holding BV, 7.250%, 06/28/17 (a)	USD	200,000		140,000
NiSource Finance Corp., 6.400%, 03/15/18	USD	365,000		295,342
Transport De Gas Del Sur, 7.875%, 05/14/17 (a)	USD	540,000	[2]	307,800
TXU Corp., 6.500%, 11/15/24	USD	410,000		115,015
Veolia Environnement,
4.000%, 02/12/16	EUR	75,000		91,488
5.125%, 05/24/22	EUR	200,000		223,911
6.000%, 06/01/18	USD	80,000		75,732
Total Utilities				1,818,325
Total Corporate Bonds (cost $30,465,295)				22,678,605

Managers Global Bond Fund - March 31, 2009 (unaudited)

Security Description		Principal Amount	Value
Foreign Government Obligations - 34.0%
Asian Development Bank, 2.350%, 06/21/27	JPY	20,000,000	$195,329
Belgium Kingdom, 5.500%, 09/28/17	EUR	1,515,000	2,255,986
Bundesrepublik Deutschland,
3.750%, 01/04/17	EUR	1,394,000	1,973,106
4.000%, 04/13/12	EUR	920,000	1,306,398
Canadian Government,
4.250%, 09/01/09	CAD	315,000	253,754
4.500%, 06/01/15	CAD	110,000	100,009
Development Bank of Japan,
1.400%, 06/20/12	JPY	39,000,000	398,779
1.750%, 06/21/10	JPY	65,000,000	663,707
European Investment Bank,
1.250%, 09/20/12	JPY	56,000,000	565,028
17.988%, 04/24/13 (a) [4]	IDR	4,605,000,000	197,909
Export-Import Bank of Korea, 8.125%, 01/21/14	USD	175,000	180,885
Indonesia Government International Bond, 7.750%, 01/17/38 (a)	USD	460,000	354,200
Japan Finance Corporation for Municipal Enterprises, 1.550%, 02/21/12	JPY	76,000,000	783,385
Japan Government Ten Year Bond, 1.400%, 06/20/11	JPY	8,000,000	82,512
Kingdom of Norway, 5.500%, 05/15/09	NOK	3,645,000	544,068
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,900,000	273,383
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	410,000	301,334
Nordic Investment Bank, The, 1.700%, 04/27/17	JPY	40,000,000	401,605
Norway Government Bond,
4.250%, 05/19/17	NOK	970,000	150,879
6.500%, 05/15/13	NOK	4,410,000	750,470
Republica Orient Uruguay, 4.250%, 04/05/27	UYU	17,730,000	471,085
South Africa, Republic of, 4.500%, 04/05/16	EUR	385,000	423,941
U.K. Gilts, 4.750%, 03/04/20	GBP	240,000	388,320
United Kingdom Gilt, 4.250%, 06/07/32	GBP	110,000	163,239
Total Foreign Government Obligations (cost $13,451,498)			13,179,311
U.S. Government Obligations - 4.0%
USTN, 1.230%, 01/15/12	USD	715,000	715,447
USTN, 1.500%, 12/31/13	USD	850,000	847,875
Total U.S. Government Obligations (cost $1,550,861)			1,563,322
Asset-Backed Security - 0.6%
Merrill Lynch/Countrywide Mortgage Trust, 5.439%, 02/12/39 [6] (cost $236,172)	USD	235,000	213,595

		Shares
Preferred Stocks - 0.1%
FHLMC, 8.375%*		21,825	10,040
FNMA, 8.250%*		37,350	26,518
Total Preferred Stocks (cost $1,510,918)			36,558
Other Investment Companies - 5.2%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.22% [3]		1,052,011	1,052,011
BNY Institutional Cash Reserves Fund, Series B*[3,9]		38,045	4,566
BNY Institutional Cash Reserves Fund, Series C*[3,10]		33,424	33,424
Dreyfus Cash Management Fund, Institutional Class Shares, 0.74% [11]		940,719	940,719
Total Other Investment Companies - 102.5% (cost $2,064,199)			2,030,720
Total Investments - 102.5% (cost $49,278,943)			39,702,111
Other Assets, less Liabilities - (2.5)%			(961,620)
Net Assets - 100.0%			$38,740,491

Managers Money Market Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Other Investment Companies - 99.6%
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.81% [1,11]	83,628,227	$83,628,227
Total Other Investment Companies (cost $83,628,227)		83,628,227
Other Assets, less Liabilities - 0.4%		303,079
Net Assets - 100.0%		$83,931,306

Notes to Schedule of Portfolio Investments (unaudited)

At March 31, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Essex Large Cap Growth	$30,277,682	$1,593,042	$(5,052,216)	$(3,459,174)
Special Equity	415,397,094	22,824,632	(104,812,326)	(81,978,694)
International Equity	147,278,768	4,846,430	(46,725,324)	(41,878,894)
Emerging Markets Equity	81,719,788	2,036,413	(25,762,210)	(23,725,797)
Bond	2,320,646,394	4,770,642	(559,883,528)	(555,112,886)
Global Bond	49,278,943	718,957	(10,295,789)	(9,576,832)

*	Non-income-producing security
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2009, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
International Equity	$408,347	0.4%
Emerging Markets Equity	830,674	1.4
Bond	185,804,905	10.4
Global Bond	5,095,210	13.2

(b)	Step Bond. High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Yield shown for each investment company represents its March 31, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of March 31, 2009, amounting to:

Fund	Market Value	% of Net Assets
Essex Large Cap Growth	$53,280	0.2%
Special Equity	24,361,983	7.6
Bond	12,433,910	0.7
Global Bond	1,087,735	2.8

[3]	Collateral received from brokers for securities lending was invested in this short term investment.
[4]	Indicates yield to maturity at March 31, 2009.
[5]	Floating Rate Security. The rate listed is as of March 31, 2009. Date in parenthesis represents the security’s next coupon rate reset.
[6]	Variable Rate Security. The rate listed is as of March 31, 2009 and is periodically reset subject to terms and conditions set forth in the debenture.
[7]

Security is illiquid: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All securities are valued on the basis of valuations provided by dealers or independent pricing services. Illiquid securities at March 31, 2009 for Bond Fund and Global Bond Fund amounted to $33,948,084 or 1.9% and $193,354 or 0.5% of net assets, respectively.

[8]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[9]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[10]	On October 6, 2008, BNYM established a separate sleeve of the ICRF (Series C) to hold a security issued by Whistlejacket Capital Ltd. The Fund’s position in Series C is being marked to market daily.
[11]	The Funds’ investments are covered under the U.S. Treasury Temporary Money Market Fund Guarantee Program up to a maximum of:

	Dreyfus Cash Management Fund	JPMorgan Liquid Assets Money Market Fund
Essex Large Cap Growth	$1,474,28	$0
Special Equity	105,626,374	0
International Equity	6,597,699	0
Emerging Markets Equity	0	0
Bond	18,257,748	16,146,303
Global Bond	819,695	0
Money Market Fund	0	77,715,740

#	Rounds to less than 0.1%.

Futures Contracts (International Equity):

When the Fund enters into a futures contract, it agrees to buy or sell the contract’s underlying instrument at a future date and agreed upon price. The Fund deposits either cash or securities in an amount equal to a certain percentage of the contract value, (initial margin) with the futures broker. Subsequent payments (variation margin) are made each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between March 31, 2009:

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain
DJ Euro Stoxx 50	EUR	10	Long	06/19/09	$7,081

Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, Bond and Global Bond invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Open forward foreign currency exchange contracts (in U.S. Dollars) at March 31, 2009 for International Equity Fund, were as follows:

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Canadian Dollar	Short	6/15/2009	$1,067,547	$1,074,839	$(7,292)
Euro	Short	6/15/2009	2,329,330	2,443,538	(114,208)
Pound Sterling	Short	6/15/2009	3,103,702	3,100,078	3,624
Canadian Dollar	Short	6/15/2009	116,692	117,019	(327)
Euro	Long	6/15/2009	2,443,538	2,491,385	(47,847)

		Total:	$9,060,809	$9,226,859	$(166,050)

Open forward foreign currency exchange contracts (in U.S. Dollars) at March 31, 2009 for Global Bond Fund, were as follows:

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain
Japanese Yen	Short	4/14/09 - 6/17/09	$1,172,330	$1,159,752	$12,578
South Korean Won	Long	4/14/2009	448,538	403,252	45,286

		Total:	$1,620,868	$1,563,004	$57,864

Investments Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.
FHLMC:	Federal Home Loan Mortgage Corp.	USTB: United States Treasury Bond
FNMA:	Federal National Mortgage Association	USTN: United States Treasury Note
GNMA:	Government National Mortgage Association	GMAC: General Motors Acceptance Corp.
RSP:	Risparmio shares which are saving shares traded on the Italian Stock Exchange.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

ARS:	Argentine Peso	ISK:	Icelandic Krona
AUD:	Australian Dollar	IDR:	Indonesian Rupiah	SEK:	Swedish Krona
BRL:	Brazilian Real	ILS:	Israeli Shekel	SGD:	Singapore Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen	THB:	Thailand Baht
COP:	Columbian Peso	KRW:	South Korean Won	UYU:	Uruguayan Peso
CHF:	Swiss Franc	MXN:	Mexican Peso	TWD:	Taiwan Dollar
EUR:	Euro	MYR:	Malaysian Ringgit	NOK:	Norwegian Krone
GBP:	British Pound	NZD:	New Zealand Dollar
HKD:	Hong Kong Dollar

Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is as signed a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the valuation of the Funds’ net assets by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities	Other Financial Instruments*
Essex Large Cap Growth
Level 1 - Quoted Prices	$26,743,993	—
Level 2 - Other Significant Observable Inputs	74,515	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$26,818,508	—

Special Equity
Level 1 - Quoted Prices	$331,395,449	—
Level 2 - Other Significant Observable Inputs	2,013,951	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$333,409,400	—

International Equity
Level 1 - Quoted Prices	$12,954,679	$7,081
Level 2 - Other Significant Observable Inputs	92,445,195	(166,050)
Level 3 - Significant Unobservable Inputs	—	—

Total	$105,399,874	$(158,969)

Emerging Markets Equity
Level 1 - Quoted Prices	$18,521,875	—
Level 2 - Other Significant Observable Inputs	39,472,116	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$57,993,991	—

Bond
Level 1 - Quoted Prices	$70,002,129	—
Level 2 - Other Significant Observable Inputs	1,695,531,379	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,765,533,508	—

Global Bond
Level 1 - Quoted Prices	$2,029,288	—
Level 2 - Other Significant Observable Inputs	37,672,823	$57,864
Level 3 - Significant Unobservable Inputs	—	—

Total	$39,702,111	$57,864

Money Market
Level 1 - Quoted Prices	$83,628,227	—

Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$83,628,227	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: May 29, 2009

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 29, 2009